Supplement dated May 1, 2003
                          to the Prospectus and SAI of

                      Valuemark(R) II/III Variable Annuity
                        Valuemark(R) IV Variable Annuity
                    Valuemark(R) Income Plus Variable Annuity
                    USAllianz Charter(TM) II Variable Annuity
                     USAllianz Alterity(R) Variable Annuity
                  USAllianz LifeFund SM Variable Life Insurance
                    USAllianz High Five(TM) Variable Annuity
                      USAllianz Rewards(R) Variable Annuity
                     USAllianz Advantage(R) Variable Annuity
                   USAllianz Opportunity(TM) Variable Annuity
                                Dated May 1, 2003

                                   Issued By

   Allianz Life Insurance Company of North America or Allianz Life Insurance
                              Company of New York
                                       and
  Allianz Life Variable Account A, B, or Allianz Life of NY Variable Account C


This supplement updates information contained in the prospectus and Statement of Additional Information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

As of May 1, 2003 the Van Kampen Capital Preservation Portfolio is not currently available as an Investment Choice under the contracts referenced above.



                                                                    PRO-001-0503

                       STATEMENT OF ADDITIONAL INFORMATION

                              USALLIANZ REWARDS (R)
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                    ISSUED BY
             ALLIANZ LIFE VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (ALLIANZ LIFE, WE, US, OUR)
                                   MAY 1, 2003
                        AS SUPPLEMENTED OCTOBER 15, 2003

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 1-800-624-0197

TABLE OF CONTENTS

Allianz Life.....................................   2
Ratings Agencies.................................   2
Experts..........................................   2
Legal Opinions...................................   2
Distributor......................................   2
The Service Center...............................   2
Reduction or Elimination of the
    Withdrawal Charge............................   3
Calculation of Performance Data..................   3
   Total Return..................................   3
   Yield.........................................   4
   Performance Ranking...........................   5
   Performance Information.......................   5
Illustrations....................................  12
Federal Tax Status...............................  12
   General.......................................  13
   Diversification...............................  13
   Multiple Contracts............................  14
   Contracts Owned by other than
     Natural Persons.............................  14
   Assignments, Pledges and
      Gratuitous Transfers.......................  14
   Death Benefits................................  14
   Income Tax Withholding........................  14
   Required Distributions........................  15
   Tax Treatment of Distributions -
      Non-Qualified Contracts....................  15
   Qualified Contracts...........................  15
   Tax Treatment of Distributions -
      Qualified Contracts........................  16
   Tax-Sheltered Annuities -
      Withdrawal Limitations.....................  17
Annuity Provisions...............................  18
   Fixed Annuity Payout..........................  18
   Variable Annuity Payout.......................  18
   Annuity Unit Value............................  18
Mortality & Expense Risk Guarantee...............  19
Financial Statements.............................  19
Appendix A - Illustrations.......................  20
Appendix B - Condensed Financial Information.....  51


                                                                     REWSAI-1003

ALLIANZ LIFE
--------------------------------------------------------------------------------

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a wholly-owned subsidiary of Allianz Versicherungs-AG Holding (Allianz AG). Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable life insurance and annuities, and group life, accident and health insurance.


RATINGS AGENCIES
--------------------------------------------------------------------------------

We receive ratings from the independent rating agencies of A.M. Best and Moody's. A.M. Best and Moody's rate insurance companies for their financial strength. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the Separate Account. This information relates only to our general account and reflects our ability to make Annuity Payments and to pay death benefits and other distributions from the Contract. For detailed information on the current agency ratings given to Allianz Life and on the rating categories that have been established by the agencies, contact your registered representative.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2002 and the consolidated financial statements of Allianz Life as of December 31, 2002 and 2001 and for each of the years in the three years ended December 31, 2002 included in this SAI have been audited by KPMG LLP, independent accountants, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

Allianz Life's audit report refers to a change in its method of accounting for derivative instruments in 2001 and its method of accounting for goodwill in 2002.


LEGAL OPINIONS
--------------------------------------------------------------------------------

Stewart D. Gregg, Senior Counsel to Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of Allianz Life, acts as the distributor. The offering is on a continuous basis.


THE SERVICE CENTER
--------------------------------------------------------------------------------

Effective May 31, 2003 Allianz Life has purchased Delaware Valley Financial Services, Inc. (DVFS), which performs certain administrative services regarding the Contracts. DVFS is now a wholly-owned subsidiary of Allianz Life. The
Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:

o    Issuance of the Contracts,
o    Maintenance of Contract Owner records,
o Processing and mailing of account statements and other mailings to Contract Owners, and
o    Routine customer service including:
     -    Responding to Contract Owner correspondence and inquiries,
     -    Processing of Contract changes,
     -    Processing  withdrawal  requests  (both  partial  and  total),  and
     -    Processing annuitization requests.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
--------------------------------------------------------------------------------

The amount of the withdrawal charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the withdrawal charge will be determined by Allianz Life after examination of the following factors:

     o    the size of the group;

     o the total amount of Purchase Payments expected to be received from the group;

     o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (i.e., the expectation that the Contract Owners will continue to hold the Contracts for a certain period of time);

     o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and

     o any other circumstances which Allianz Life believes to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions is contractually guaranteed. The withdrawal charge may be eliminated when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. The withdrawal charge may be reduced or eliminated when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

Total Return

From time to time,  Allianz  Life may  advertise  the  performance  data for the divisions of the Separate Account (also known as subaccounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a subaccount over a stated period of time which is determined by dividing the increase (or decrease) in value for that Accumulation Unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of the mortality and expense risk charge, the administrative charge, the operating expenses of the Investment Options and any applicable withdrawal charge and contract maintenance charge ("Standardized Average Annual Total Return"). The withdrawal charge and contract maintenance charge deductions are calculated assuming a Contract is withdrawn at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                           P(1+T)n = ERV

where:

           P      = a hypothetical initial payment of $1,000;

           T      = average annual total return;

           n      = number of years;

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

Allianz Life may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the withdrawal charge and the contract maintenance charge. Allianz Life may also advertise cumulative and average total return information over different periods of time. Allianz Life may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner as the average annual total return, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Investment Options and assumes that the income earned by the investment in the Investment Option is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

YIELD
THE USAZ MONEY MARKET FUND. Allianz Life may advertise yield information for the USAZ Money Market Fund. The USAZ Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge, the contract maintenance charge and, in certain instances, the value of the Investment Option's investment securities. Bonus amounts are not reflected in any performance information. The fact that the subaccount's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the subacount's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The USAZ Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2002, the USAZ Money Market Fund available under New Contracts had the following yields:

                   Lowest total Separate Account  Highest total Separate Account
                      annual expense of 1.70%        annual expense of  2.60%

  Current Yield               -1.05%                          -1.95%
  Effective Yield             -1.04%                          -1.93%

OTHER INVESTMENT OPTIONS. Allianz Life may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the USAZ Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((a-b) + 1)6 - 1]
                                       cd
where:

     a = net investment income earned during the period by the Investment Option attributable to shares owned by the subaccount;

     b    = expenses accrued for the period (net of reimbursements);

     c = the average daily number of Accumulation Units outstanding during the period;

     d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. Allianz Life does not currently advertise yield information for any subaccount (other than the USAZ Money Market Fund).

PERFORMANCE RANKING
Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION
Certain Investment Options have been in existence for some time and have investment performance history. In order to show how investment performance of the Investment Options affects Accumulation Unit values, the following performance information was developed. Bonus amounts are not reflected in any performance information.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the performance tables that appear later in this section. For more information about share classes, see the Investment Option prospectuses.

Because class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized class 2 Investment Option performance for prior periods represents historical results of class 1 shares. For periods beginning 1/6/99 (or 5/1/97), class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.

Accumulation Unit performance is reflected in the following tables. These charts show the highest and lowest expenses for New Contracts. High and low expenses for Original and Revised Contracts, if shown, would be lower.

The performance figures in Charts A and B reflect Accumulation Unit performance from Separate Account inception or, if later, the date that a particular Investment Option was added to the Separate Account (subaccount inception date). Chart A reflects performance for New Contracts with the Traditional GMDB and no GMIB (lowest total Separate Account expenses of 1.70%). Chart B reflects performance for New Contracts with the Enhanced GMDB and the Enhanced GMIB (highest total Separate Account expenses of 2.60%).

The performance figures in Charts C and D reflect Accumulation Unit performance from Investment Option inception which may pre-date Separate Account Inception and assumes the Accumulation Units were invested in each of the Investment Options from the Investment Option inception dates as listed on the table. Chart C reflects performance for New Contracts with the Traditional GMDB and no GMIB (lowest total Separate Account expenses of 1.70%). Chart D reflects performance for New Contracts with the Enhanced GMDB and the Enhanced GMIB (highest total Separate Account expenses of 2.60%).

Chart E reflects performance information for the Investment Options and does not include any Contract fees or expenses.

     ------------------------------------------------------- --------------- ----------------- ---------------
                                                                 TOTAL
                                                                SEPARATE
     ------------------------------------------------------     ACCOUNT           ACTUAL        HYPOTHETICAL
     NEW CONTRACT PRODUCT FEATURE                               EXPENSES       PERFORMANCE      PERFORMANCE
     ------------------------------------------------------- --------------- ----------------- ---------------
     Traditional GMDB and no GMIB                                1.70%           Chart A           Chart C
     ------------------------------------------------------- --------------- ----------------- ---------------
     Enhanced GMDB and Enhanced GMIB                             2.60%           Chart B           Chart D
     ------------------------------------------------------- --------------- ----------------- ---------------


The performance figures in Column I of each table represent performance figures for the Accumulation Units which reflect the mortality and expense risk charge, administrative charge, the contract maintenance charge, the operating expenses of the Investment Options and assumes that you make a withdrawal at the end of the period (therefore the withdrawal charge is reflected). Column II represents performance figures for the Accumulation Units which reflect the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Investment Options, but no withdrawal charge. Past performance does not guarantee future results.


CHART A - NEW CONTRACTS WITH THE SELECTION OF THE TRADITIONAL GMDB AND NO
          GMIB (LOWEST TOTAL SEPARATE  ACCOUNT  EXPENSES OF 1.70%);  BONUS IS
          NOT REFLECTED IN PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2002:                             ACTUAL PERFORMANCE

                                               COLUMN I (WITH WITHDRAWAL CHARGES)       COLUMN II (WITHOUT WITHDRAWAL CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

-----------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*               5/1/2002     N/A      N/A     N/A      N/A  -33.10%     N/A      N/A     N/A      N/A -24.50%
USAZ AIM Blue Chip*                 5/1/2002     N/A      N/A     N/A      N/A  -28.59%     N/A      N/A     N/A      N/A -20.00%
USAZ AIM Dent Demographic Trends*   5/1/2002     N/A      N/A     N/A      N/A  -33.26%     N/A      N/A     N/A      N/A -24.66%
USAZ AIM International Equity*      5/1/2002     N/A      N/A     N/A      N/A  -27.92%     N/A      N/A     N/A      N/A -19.32%
USAZ AllianceBernstein Growth and  11/5/2001 -34.06%      N/A     N/A      N/A  -27.39% -25.46%      N/A     N/A      N/A -19.54%
Income
USAZ AllianceBernstein Large Cap   11/5/2001 -40.47%      N/A     N/A      N/A  -33.01% -31.87%      N/A     N/A      N/A -25.06%
Growth
USAZ AllianceBernstein Technology  11/5/2001 -50.73%      N/A     N/A      N/A  -41.88% -42.13%      N/A     N/A      N/A -33.78%
Davis VA Financial                  2/1/2000 -26.84%      N/A     N/A      N/A   -4.65% -18.24%      N/A     N/A      N/A  -1.46%
Davis VA Value                      2/1/2000 -26.27%      N/A     N/A      N/A  -11.53% -17.68%      N/A     N/A      N/A  -7.87%
Dreyfus IP Small Cap Stock Index*   5/1/2002     N/A      N/A     N/A      N/A  -32.72%     N/A      N/A     N/A      N/A -24.12%
Dreyfus Stock Index*                5/1/2002     N/A      N/A     N/A      N/A  -27.88%     N/A      N/A     N/A      N/A -19.28%
Franklin Global Communications     1/24/1989 -43.24%  -40.38% -18.31%   -3.79%    0.77% -34.64%  -33.14% -14.89%   -3.30%   0.83%
Securities - Class 21,2
Franklin Growth and Income         1/24/1989 -25.74%   -5.86%  -2.33%    6.24%    6.17% -17.14%   -2.68%  -0.54%    6.47%   6.24%
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989 -20.08%  -11.79%  -7.75%    1.42%    3.17% -11.48%   -8.18%  -5.53%    1.75%   3.24%
Franklin Income Securities -       1/24/1989 -10.89%    1.59%   0.17%    5.68%    7.23%  -2.29%    4.35%   1.80%    5.93%   7.29%
Class 21,2
Franklin Large Cap Growth           5/1/1996 -33.09%  -15.92%  -0.89%      N/A    3.92% -24.49%  -11.99%   0.79%      N/A   4.70%
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989  -8.25%    8.82%  -1.00%    7.97%    7.71%   0.35%   11.25%   0.72%    8.19%   7.77%
Franklin Rising Dividends          1/27/1992 -11.84%    6.09%   2.05%    7.85%    8.06%  -3.25%    8.63%   3.58%    8.07%   8.13%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -38.49%  -26.18%  -3.51%      N/A    3.84% -29.89%  -21.19%  -1.65%      N/A   4.45%
Franklin Small Cap Value            5/1/1998 -19.39%    4.42%     N/A      N/A   -3.26% -10.79%    7.05%     N/A      N/A  -1.28%
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989  -0.68%    5.05%   3.64%    4.98%    5.94%   7.92%    7.65%   5.08%    5.25%   6.01%
22
Franklin Zero Coupon 2005 - Class  3/14/1989  -0.35%    6.11%   4.18%    6.65%    7.90%   8.25%    8.66%   5.61%    6.89%   7.96%
12
Franklin Zero Coupon 2010 - Class  3/14/1989   9.48%   10.32%   5.44%    8.52%    9.09%  18.08%   12.69%   6.80%    8.72%   9.15%
12
Mutual Discovery Securities -      11/8/1996 -19.52%   -4.78%  -0.13%      N/A    3.29% -10.92%   -1.66%   1.52%      N/A   4.20%
Class 21,2
Mutual Shares Securities - Class   11/8/1996 -21.90%   -2.46%   0.62%      N/A    3.93% -13.30%    0.52%   2.22%      N/A   4.80%
21,2
Templeton Developing Markets       3/15/1994 -10.43%  -19.30%  -8.76%      N/A   -4.20%  -1.83%  -15.03%  -6.45%      N/A  -3.47%
Securities - Class 21,2,3
Templeton Foreign Securities -     1/27/1992 -28.53%  -19.10%  -6.63%    3.40%    2.92% -19.93%  -14.87%  -4.53%    3.68%   2.99%
Class 21,2,4
Templeton Growth Securities -      3/15/1994 -28.46%  -11.71%  -2.02%      N/A    4.17% -19.86%   -8.12%  -0.26%      N/A   4.56%
Class 21,2
USAZ Templeton Developed Markets   11/5/2001 -23.95%      N/A     N/A      N/A  -19.52% -15.35%      N/A     N/A      N/A -11.78%
Jennison 20/20 Focus*               5/1/2002     N/A      N/A     N/A      N/A  -27.31%     N/A      N/A     N/A      N/A -18.71%
SP Jennison International Growth   12/15/2000-32.74%      N/A     N/A      N/A  -37.07% -24.14%      N/A     N/A      N/A -30.46%
SP Strategic Partners Focused      12/15/2000-35.37%      N/A     N/A      N/A  -29.63% -26.77%      N/A     N/A      N/A -23.69%
Growth
Oppenheimer Global Securities/VA    2/1/2000 -32.04%      N/A     N/A      N/A  -16.84% -23.44%      N/A     N/A      N/A -12.76%
Oppenheimer High Income/VA          2/1/2000 -12.64%      N/A     N/A      N/A   -6.34%  -4.04%      N/A     N/A      N/A  -3.03%
Oppenheimer Main Street/VA          2/1/2000 -28.77%      N/A     N/A      N/A  -17.67% -20.17%      N/A     N/A      N/A -13.52%
USAZ Oppenheimer Emerging Growth*   5/1/2002     N/A      N/A     N/A      N/A  -28.61%     N/A      N/A     N/A      N/A -20.02%
PIMCO VIT High Yield - Admin.       2/1/2000 -11.48%      N/A     N/A      N/A   -4.60%  -2.88%      N/A     N/A      N/A  -1.41%
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000 -30.16%      N/A     N/A      N/A  -18.58% -21.56%      N/A     N/A      N/A -14.34%
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000  -1.36%      N/A     N/A      N/A    5.51%   7.24%      N/A     N/A      N/A   8.17%
Class
USAZ PIMCO PEA Growth and Income   11/5/2001 -28.85%      N/A     N/A      N/A  -24.66% -20.25%      N/A     N/A      N/A -16.84%
USAZ PIMCO PEA Renaissance         11/5/2001 -34.95%      N/A     N/A      N/A  -24.55% -26.35%      N/A     N/A      N/A -16.73%
USAZ PIMCO PEA Value               11/5/2001 -34.77%      N/A     N/A      N/A  -24.76% -26.17%      N/A     N/A      N/A -16.94%
Seligman Small-Cap Value - Class 1  2/1/2000 -25.40%      N/A     N/A      N/A    8.56% -16.80%      N/A     N/A      N/A  11.08%
USAZ Money Market                   2/1/2000  -9.46%      N/A     N/A      N/A   -1.57%  -0.86%      N/A     N/A      N/A   1.45%
USAZ Van Kampen Aggressive Growth   5/1/2001 -42.09%      N/A     N/A      N/A  -38.37% -33.49%      N/A     N/A      N/A -31.44%
USAZ Van Kampen Comstock            5/1/2001 -29.83%      N/A     N/A      N/A  -22.88% -21.23%      N/A     N/A      N/A -16.85%
USAZ Van Kampen Emerging Growth     5/1/2001 -42.06%      N/A     N/A      N/A  -32.44% -33.46%      N/A     N/A      N/A -25.89%
USAZ Van Kampen Growth and Income   5/1/2001 -24.74%      N/A     N/A      N/A  -17.72% -16.14%      N/A     N/A      N/A -11.93%
USAZ Van Kampen Growth              5/1/2001 -34.12%      N/A     N/A      N/A  -24.85% -25.52%      N/A     N/A      N/A -18.72%
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.
1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

CHART B - NEW CONTRACTS  WITH SELECTION OF THE ENHANCED GMDB AND ENHANCED
          GMIB (HIGHEST TOTAL SEPARATE ACCOUNT  EXPENSES OF 2.60%);  BONUS IS
          NOT REFLECTED IN PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2002:                                    ACTUAL PERFORMANCE

                                               COLUMN I (WITH WITHDRAWAL CHARGES)      COLUMN II (WITHOUT WITHDRAWAL CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                                  SUBACCOUNT
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
USAZ AIM Basic Value*               5/1/2002     N/A      N/A     N/A      N/A  -33.55%     N/A      N/A     N/A      N/A -24.95%
USAZ AIM Blue Chip*                 5/1/2002     N/A      N/A     N/A      N/A  -29.08%     N/A      N/A     N/A      N/A -20.48%
USAZ AIM Dent Demographic Trends*   5/1/2002     N/A      N/A     N/A      N/A  -33.71%     N/A      N/A     N/A      N/A -25.11%
USAZ AIM International Equity*      5/1/2002     N/A      N/A     N/A      N/A  -28.40%     N/A      N/A     N/A      N/A -19.80%
USAZ AllianceBernstein Growth and  11/5/2001 -34.74%      N/A     N/A      N/A  -28.13% -26.14%      N/A     N/A      N/A -20.27%
Income
USAZ AllianceBernstein Large Cap   11/5/2001 -41.08%      N/A     N/A      N/A  -33.70% -32.48%      N/A     N/A      N/A -25.74%
Growth
USAZ AllianceBernstein Technology  11/5/2001 -51.25%      N/A     N/A      N/A  -42.49% -42.65%      N/A     N/A      N/A -34.38%
Davis VA Financial                  2/1/2000 -27.58%      N/A     N/A      N/A   -5.60% -18.98%      N/A     N/A      N/A  -2.36%
Davis VA Value                      2/1/2000 -27.02%      N/A     N/A      N/A  -12.43% -18.42%      N/A     N/A      N/A  -8.70%
Dreyfus IP Small Cap Stock Index*   5/1/2002     N/A      N/A     N/A      N/A  -33.18%     N/A      N/A     N/A      N/A -24.58%
Dreyfus Stock Index*                5/1/2002     N/A      N/A     N/A      N/A  -28.36%     N/A      N/A     N/A      N/A -19.77%
Franklin Global Communications     1/24/1989 -43.83%  -41.14% -19.22%   -4.70%   -0.14% -35.23%  -33.74% -15.66%   -4.18%  -0.08%
Securities - Class 21,2
Franklin Growth and Income         1/24/1989 -26.49%   -6.80%  -3.29%    5.26%    5.21% -17.89%   -3.56%  -1.44%    5.51%   5.28%
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989 -20.88%  -12.69%  -8.69%    0.47%    2.24% -12.28%   -9.01%  -6.39%    0.83%   2.30%
Franklin Income Securities -       1/24/1989 -11.77%    0.59%  -0.81%    4.71%    6.26%  -3.17%    3.41%   0.88%    4.98%   6.32%
Class 21,2
Franklin Large Cap Growth           5/1/1996 -33.77%  -16.79%  -1.87%      N/A    2.94% -25.17%  -12.78%  -0.12%      N/A   3.75%
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989  -9.16%    7.77%  -1.97%    6.98%    6.74%  -0.56%   10.25%  -0.19%    7.21%   6.80%
Franklin Rising Dividends          1/27/1992 -12.72%    5.06%   1.06%    6.86%    7.08%  -4.12%    7.65%   2.64%    7.09%   7.15%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -39.12%  -26.99%  -4.47%      N/A    2.86% -30.52%  -21.90%  -2.54%      N/A   3.51%
Franklin Small Cap Value            5/1/1998 -20.20%    3.41%     N/A      N/A   -4.22% -11.60%    6.08%     N/A      N/A  -2.17%
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989  -1.65%    4.03%   2.64%    4.01%    4.99%   6.95%    6.68%   4.13%    4.30%   5.05%
22
Franklin Zero Coupon 2005 - Class  3/14/1989  -1.33%    5.08%   3.18%    5.67%    6.93%   7.27%    7.68%   4.65%    5.92%   6.99%
12
Franklin Zero Coupon 2010 - Class  3/14/1989   8.41%    9.25%   4.42%    7.52%    8.10%  17.01%   11.67%   5.83%    7.73%   8.16%
12
Mutual Discovery Securities -      11/8/1996 -20.33%   -5.73%  -1.11%             2.31% -11.73%   -2.55%   0.60%            3.26%
Class 21,2
Mutual Shares Securities - Class   11/8/1996 -22.68%   -3.42%  -0.36%      N/A    2.94% -14.08%   -0.39%   1.30%      N/A   3.85%
21,2
Templeton Developing Markets       3/15/1994 -11.32%  -20.15%  -9.69%      N/A   -5.12%  -2.72%  -15.80%  -7.29%      N/A  -4.35%
Securities - Class 21,2,3
Templeton Foreign Securities -     1/27/1992 -29.26%  -19.95%  -7.58%    2.44%    1.99% -20.66%  -15.64%  -5.39%    2.74%   2.06%
Class 21,2,4
Templeton Growth Securities -      3/15/1994 -29.19%  -12.61%  -2.99%      N/A    3.20% -20.59%   -8.95%  -1.16%      N/A   3.62%
Class 21,2
USAZ Templeton Developed Markets   11/5/2001 -24.71%      N/A     N/A      N/A  -20.33% -16.11%      N/A     N/A      N/A -12.58%
Jennison 20/20 Focus*               5/1/2002     N/A      N/A     N/A      N/A  -27.80%     N/A      N/A     N/A      N/A -19.20%
SP Jennison International Growth   12/15/2000-33.42%      N/A     N/A      N/A  -37.76% -24.83%      N/A     N/A      N/A -31.09%
SP Strategic Partners Focused      12/15/2000-36.04%      N/A     N/A      N/A  -30.37% -27.44%      N/A     N/A      N/A -24.38%
Growth
Oppenheimer Global Securities/VA    2/1/2000 -32.73%      N/A     N/A      N/A  -17.70% -24.14%      N/A     N/A      N/A -13.55%
Oppenheimer High Income/VA          2/1/2000 -13.51%      N/A     N/A      N/A   -7.27%  -4.91%      N/A     N/A      N/A  -3.90%
Oppenheimer Main Street/VA          2/1/2000 -29.49%      N/A     N/A      N/A  -18.52% -20.89%      N/A     N/A      N/A -14.30%
USAZ Oppenheimer Emerging Growth*   5/1/2002     N/A      N/A     N/A      N/A  -29.10%     N/A      N/A     N/A      N/A -20.50%
PIMCO VIT High Yield - Admin.       2/1/2000 -12.35%      N/A     N/A      N/A   -5.55%  -3.76%      N/A     N/A      N/A  -2.30%
Class
PIMCO VIT StocksPLUS Growth &       2/1/2000 -30.87%      N/A     N/A      N/A  -19.44% -22.27%      N/A     N/A      N/A -15.12%
Income - Admin. Class
PIMCO VIT Total Return - Admin.     2/1/2000  -2.33%      N/A     N/A      N/A    4.49%   6.27%      N/A     N/A      N/A   7.19%
Class
USAZ PIMCO PEA Growth and Income   11/5/2001 -29.57%      N/A     N/A      N/A  -25.42% -20.97%      N/A     N/A      N/A -17.59%
USAZ PIMCO PEA Renaissance         11/5/2001 -35.61%      N/A     N/A      N/A  -25.31% -27.01%      N/A     N/A      N/A -17.48%
USAZ PIMCO PEA Value               11/5/2001 -35.44%      N/A     N/A      N/A  -25.52% -26.84%      N/A     N/A      N/A -17.69%
Seligman Small-Cap Value - Class 1  2/1/2000 -26.15%      N/A     N/A      N/A    7.51% -17.55%      N/A     N/A      N/A  10.07%
USAZ Money Market                   2/1/2000 -10.35%      N/A     N/A      N/A   -2.54%  -1.76%      N/A     N/A      N/A   0.53%
USAZ Van Kampen Aggressive Growth   5/1/2001 -42.69%      N/A     N/A      N/A  -39.04% -34.09%      N/A     N/A      N/A -32.06%
USAZ Van Kampen Comstock            5/1/2001 -30.54%      N/A     N/A      N/A  -23.67% -21.94%      N/A     N/A      N/A -17.60%
USAZ Van Kampen Emerging Growth     5/1/2001 -42.66%      N/A     N/A      N/A  -33.15% -34.06%      N/A     N/A      N/A -26.56%
USAZ Van Kampen Growth and Income   5/1/2001 -25.50%      N/A     N/A      N/A  -18.55% -16.90%      N/A     N/A      N/A -12.72%
USAZ Van Kampen Growth              5/1/2001 -34.79%      N/A     N/A      N/A  -25.62% -26.20%      N/A     N/A      N/A -19.46%
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.
1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

CHART C - NEW CONTRACTS  WITH  SELECTION OF THE  TRADITIONAL  GMDB AND NO
          GMIB (LOWEST TOTAL SEPARATE  ACCOUNT  EXPENSES OF 1.70%);  BONUS IS
          NOT REFLECTED IN PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------

Total Return for the periods ended December 31, 2002:                                 HYPOTHETICAL PERFORMANCE

                                               COLUMN I (WITH WITHDRAWAL CHARGES)       COLUMN II (WITHOUT WITHDRAWAL CHARGES)
------------------------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION

------------------------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*               5/1/2002       N/A     N/A      N/A     N/A  -33.10%     N/A      N/A      N/A     N/A  -24.50%
USAZ AIM Blue Chip*                 5/1/2002       N/A     N/A      N/A     N/A  -28.59%     N/A      N/A      N/A     N/A  -20.00%
USAZ AIM Dent Demographic Trends*   5/1/2002       N/A     N/A      N/A     N/A  -33.26%     N/A      N/A      N/A     N/A  -24.66%
USAZ AIM International Equity*      5/1/2002       N/A     N/A      N/A     N/A  -27.92%     N/A      N/A      N/A     N/A  -19.32%
USAZ AllianceBernstein Growth and  11/5/2001   -34.06%     N/A      N/A     N/A  -27.39% -25.46%      N/A      N/A     N/A  -19.54%
Income
USAZ AllianceBernstein Large Cap   11/5/2001   -40.47%     N/A      N/A     N/A  -33.01% -31.87%      N/A      N/A     N/A  -25.06%
Growth
USAZ AllianceBernstein Technology  11/5/2001   -50.73%     N/A      N/A     N/A  -41.88% -42.13%      N/A      N/A     N/A  -33.78%
Davis VA Financial                  7/1/1999   -26.84%  -5.64%      N/A     N/A   -7.36% -18.24%   -2.48%      N/A     N/A   -4.42%
Davis VA Value                      7/1/1999   -26.27% -11.56%      N/A     N/A   -9.51% -17.68%   -7.98%      N/A     N/A   -6.40%
Dreyfus IP Small Cap Stock Index*   5/1/2002       N/A     N/A      N/A     N/A  -32.72%     N/A      N/A      N/A     N/A  -24.12%
Dreyfus Stock Index*               12/29/2000  -32.63%     N/A      N/A     N/A  -24.71% -24.03%      N/A      N/A     N/A  -19.10%
Franklin Global Communications     1/24/1989   -43.24% -40.38%  -18.31%  -3.79%    0.77% -34.64%  -33.14%  -14.89%  -3.30%    0.83%
Securities - Class 21,2
Franklin Growth and Income         1/24/1989   -25.74%  -5.86%   -2.33%   6.24%    6.17% -17.14%   -2.68%   -0.54%   6.47%    6.24%
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989   -20.08% -11.79%   -7.75%   1.42%    3.17% -11.48%   -8.18%   -5.53%   1.75%    3.24%
Franklin Income Securities -       1/24/1989   -10.89%   1.59%    0.17%   5.68%    7.23%  -2.29%    4.35%    1.80%   5.93%    7.29%
Class 21,2
Franklin Large Cap Growth           5/1/1996   -33.09% -15.92%   -0.89%     N/A    3.92% -24.49%  -11.99%    0.79%     N/A    4.70%
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989    -8.25%   8.82%   -1.00%   7.97%    7.71%   0.35%   11.25%    0.72%   8.19%    7.77%
Franklin Rising Dividends          1/27/1992   -11.84%   6.09%    2.05%   7.85%    8.06%  -3.25%    8.63%    3.58%   8.07%    8.13%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995   -38.49% -26.18%   -3.51%     N/A    3.84% -29.89%  -21.19%   -1.65%     N/A    4.45%
Franklin Small Cap Value            5/1/1998   -19.39%   4.42%      N/A     N/A   -3.26% -10.79%    7.05%      N/A     N/A   -1.28%
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989    -0.68%   5.05%    3.64%   4.98%    5.94%   7.92%    7.65%    5.08%   5.25%    6.01%
22
Franklin Zero Coupon 2005 - Class  3/14/1989    -0.35%   6.11%    4.18%   6.65%    7.90%   8.25%    8.66%    5.61%   6.89%    7.96%
12
Franklin Zero Coupon 2010 - Class  3/14/1989     9.48%  10.32%    5.44%   8.52%    9.09%  18.08%   12.69%    6.80%   8.72%    9.15%
12
Mutual Discovery Securities -      11/8/1996   -19.52%  -4.78%   -0.13%     N/A    3.29% -10.92%   -1.66%    1.52%     N/A    4.20%
Class 21,2
Mutual Shares Securities - Class   11/8/1996   -21.90%  -2.46%    0.62%     N/A    3.93% -13.30%    0.52%    2.22%     N/A    4.80%
21,2
Templeton Developing Markets       3/15/1994   -10.43% -19.30%   -8.76%     N/A   -4.20%  -1.83%  -15.03%   -6.45%     N/A   -3.47%
Securities - Class 21,2,3
Templeton Foreign Securities -     1/27/1992   -28.53% -19.10%   -6.63%   3.40%    2.92% -19.93%  -14.87%   -4.53%   3.68%    2.99%
Class 21,2,4
Templeton Growth Securities -      3/15/1994   -28.46% -11.71%   -2.02%     N/A    4.17% -19.86%   -8.12%   -0.26%     N/A    4.56%
Class 21,2
USAZ Templeton Developed Markets   11/5/2001   -23.95%     N/A      N/A     N/A  -19.52% -15.35%      N/A      N/A     N/A  -11.78%
Jennison 20/20 Focus*              12/15/2000  -32.48%     N/A      N/A     N/A  -17.38% -23.88%   -0.55%      N/A     N/A  -12.30%
SP Jennison International Growth   12/15/2000  -32.74%     N/A      N/A     N/A  -37.07% -24.14%   -0.55%      N/A     N/A  -30.46%
SP Strategic Partners Focused      12/15/2000  -35.37%     N/A      N/A     N/A  -29.63% -26.77%   -0.55%      N/A     N/A  -23.69%
Growth
Oppenheimer Global Securities/VA   11/12/1990  -32.04% -15.82%    2.14%   9.84%    7.48% -23.44%  -11.90%    3.64%  10.02%    7.54%
Oppenheimer High Income/VA         4/30/1986   -12.64%  -6.31%   -3.52%   4.61%    7.29%  -4.04%   -3.09%   -1.64%   4.88%    7.34%
Oppenheimer Main Street/VA          7/5/1995   -28.77% -18.32%   -7.01%     N/A    6.34% -20.17%  -14.16%   -4.88%     N/A    6.84%
USAZ Oppenheimer Emerging Growth*   5/1/2002       N/A     N/A      N/A     N/A  -28.61%  -0.55%      N/A      N/A     N/A  -20.02%
PIMCO VIT High Yield - Admin.      4/30/1998   -11.48%  -4.74%      N/A     N/A   -2.56%  -2.88%   -1.61%      N/A     N/A   -0.63%
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997  -30.16% -19.58%   -3.61%     N/A   -3.61% -21.56%  -15.30%   -1.74%     N/A   -1.74%
Income - Admin. Class
PIMCO VIT Total Return - Admin.    12/31/1997   -1.36%   4.76%    3.83%     N/A    3.82%   7.24%    7.38%    5.26%     N/A    5.26%
Class
USAZ PIMCO PEA Growth and Income   11/5/2001   -28.85%     N/A      N/A     N/A  -24.66% -20.25%      N/A      N/A     N/A  -16.84%
USAZ PIMCO PEA Renaissance         11/5/2001   -34.95%     N/A      N/A     N/A  -24.55% -26.35%      N/A      N/A     N/A  -16.73%
USAZ PIMCO PEA Value               11/5/2001   -34.77%     N/A      N/A     N/A  -24.76% -26.17%      N/A      N/A     N/A  -16.94%
Seligman Small-Cap Value - Class 1  5/1/1998   -25.40%   7.23%      N/A     N/A    6.74% -16.80%    9.72%      N/A     N/A    8.14%
USAZ Money Market                   2/1/2000    -9.46%     N/A      N/A     N/A   -1.57%  -0.86%      N/A      N/A     N/A    1.45%
USAZ Van Kampen Aggressive Growth   5/1/2001   -42.09%     N/A      N/A     N/A  -38.37% -33.49%      N/A      N/A     N/A  -31.44%
USAZ Van Kampen Comstock            5/1/2001   -29.83%     N/A      N/A     N/A  -22.88% -21.23%      N/A      N/A     N/A  -16.85%
USAZ Van Kampen Emerging Growth     5/1/2001   -42.06%     N/A      N/A     N/A  -32.44% -33.46%      N/A      N/A     N/A  -25.89%
USAZ Van Kampen Growth and Income   5/1/2001   -24.74%     N/A      N/A     N/A  -17.72% -16.14%      N/A      N/A     N/A  -11.93%
USAZ Van Kampen Growth              5/1/2001   -34.12%     N/A      N/A     N/A  -24.85% -25.52%      N/A      N/A     N/A  -18.72%
------------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.
1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

CHART D - NEW CONTRACTS  WITH SELECTION OF THE ENHANCED GMDB AND ENHANCED
          GMIB (HIGHEST TOTAL SEPARATE ACCOUNT  EXPENSES OF 2.60%);  BONUS IS
          NOT REFLECTED IN PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Total Return for the periods ended December 31,2002:                              HYPOTHETICAL PERFORMANCE

                                               COLUMN I (WITH WITHDRAWAL CHARGES)      COLUMN II (WITHOUT WITHDRAWAL CHARGES)
-----------------------------------------------------------------------------------------------------------------------------------
                               INVESTMENT OPTION
                                   INCEPTION   ONE    THREE    FIVE     TEN     SINCE    ONE     THREE    FIVE     TEN     SINCE
INVESTMENT OPTION                    DATE     YEAR    YEAR     YEAR    YEAR   INCEPTION YEAR     YEAR     YEAR    YEAR   INCEPTION
USAZ AIM Basic Value*               5/1/2002     N/A      N/A     N/A      N/A  -33.55%     N/A      N/A     N/A      N/A -24.95%
USAZ AIM Blue Chip*                 5/1/2002     N/A      N/A     N/A      N/A  -29.08%     N/A      N/A     N/A      N/A -20.48%
USAZ AIM Dent Demographic Trends*   5/1/2002     N/A      N/A     N/A      N/A  -33.71%     N/A      N/A     N/A      N/A -25.11%
USAZ AIM International Equity*      5/1/2002     N/A      N/A     N/A      N/A  -28.40%     N/A      N/A     N/A      N/A -19.80%
USAZ AllianceBernstein Growth and  11/5/2001 -34.74%      N/A     N/A      N/A  -28.13% -26.14%      N/A     N/A      N/A -20.27%
Income
USAZ AllianceBernstein Large Cap   11/5/2001 -41.08%      N/A     N/A      N/A  -33.70% -32.48%      N/A     N/A      N/A -25.74%
Growth
USAZ AllianceBernstein Technology  11/5/2001 -51.25%      N/A     N/A      N/A  -42.49% -42.65%      N/A     N/A      N/A -34.38%
Davis VA Financial                  7/1/1999 -27.58%   -6.58%     N/A      N/A   -8.29% -18.98%   -3.36%     N/A      N/A  -5.28%
Davis VA Value                      7/1/1999 -27.02%  -12.46%     N/A      N/A  -10.43% -18.42%   -8.81%     N/A      N/A  -7.24%
Dreyfus IP Small Cap Stock Index*   5/1/2002     N/A      N/A     N/A      N/A  -33.18%     N/A      N/A     N/A      N/A -24.58%
Dreyfus Stock Index*               12/29/2000-33.32%      N/A     N/A      N/A  -25.49% -24.72%      N/A     N/A      N/A -19.83%
Franklin Global Communications     1/24/1989 -43.83%  -41.14% -19.22%   -4.70%   -0.14% -35.23%  -33.74% -15.66%   -4.18%  -0.08%
Securities - Class 21,2
Franklin Growth and Income         1/24/1989 -26.49%   -6.80%  -3.29%    5.26%    5.21% -17.89%   -3.56%  -1.44%    5.51%   5.28%
Securities - Class 21,2
Franklin High Income - Class 21,2  1/24/1989 -20.88%  -12.69%  -8.69%    0.47%    2.24% -12.28%   -9.01%  -6.39%    0.83%   2.30%
Franklin Income Securities -       1/24/1989 -11.77%    0.59%  -0.81%    4.71%    6.26%  -3.17%    3.41%   0.88%    4.98%   6.32%
Class 21,2
Franklin Large Cap Growth           5/1/1996 -33.77%  -16.79%  -1.87%      N/A    2.94% -25.17%  -12.78%  -0.12%      N/A   3.75%
Securities - Class 21,2
Franklin Real Estate - Class 21,2  1/24/1989  -9.16%    7.77%  -1.97%    6.98%    6.74%  -0.56%   10.25%  -0.19%    7.21%   6.80%
Franklin Rising Dividends          1/27/1992 -12.72%    5.06%   1.06%    6.86%    7.08%  -4.12%    7.65%   2.64%    7.09%   7.15%
Securities - Class 21,2
Franklin Small Cap - Class 21,2    11/1/1995 -39.12%  -26.99%  -4.47%      N/A    2.86% -30.52%  -21.90%  -2.54%      N/A   3.51%
Franklin Small Cap Value            5/1/1998 -20.20%    3.41%     N/A      N/A   -4.22% -11.60%    6.08%     N/A      N/A  -2.17%
Securities - Class 21,2
Franklin U.S. Government - Class   3/14/1989  -1.65%    4.03%   2.64%    4.01%    4.99%   6.95%    6.68%   4.13%    4.30%   5.05%
22
Franklin Zero Coupon 2005 - Class  3/14/1989  -1.33%    5.08%   3.18%    5.67%    6.93%   7.27%    7.68%   4.65%    5.92%   6.99%
12
Franklin Zero Coupon 2010 - Class  3/14/1989   8.41%    9.25%   4.42%    7.52%    8.10%  17.01%   11.67%   5.83%    7.73%   8.16%
12
Mutual Discovery Securities -      11/8/1996 -20.33%   -5.73%  -1.11%      N/A    2.31% -11.73%   -2.55%   0.60%      N/A   3.26%
Class 21,2
Mutual Shares Securities - Class   11/8/1996 -22.68%   -3.42%  -0.36%      N/A    2.94% -14.08%   -0.39%   1.30%      N/A   3.85%
21,2
Templeton Developing Markets       3/15/1994 -11.32%  -20.15%  -9.69%      N/A   -5.12%  -2.72%  -15.80%  -7.29%      N/A  -4.35%
Securities - Class 21,2,3
Templeton Foreign Securities -     1/27/1992 -29.26%  -19.95%  -7.58%    2.44%    1.99% -20.66%  -15.64%  -5.39%    2.74%   2.06%
Class 21,2,4
Templeton Growth Securities -      3/15/1994 -29.19%  -12.61%  -2.99%      N/A    3.20% -20.59%   -8.95%  -1.16%      N/A   3.62%
Class 21,2
USAZ Templeton Developed Markets   11/5/2001 -24.71%      N/A     N/A      N/A  -20.33% -16.11%      N/A     N/A      N/A -12.58%
Jennison 20/20 Focus*              12/15/2000-33.17%      N/A     N/A      N/A  -18.22% -24.57%   -1.45%     N/A      N/A -13.10%
SP Jennison International Growth   12/15/2000-33.42%      N/A     N/A      N/A  -37.76% -24.83%   -1.45%     N/A      N/A -31.09%
SP Strategic Partners Focused      12/15/2000-36.04%      N/A     N/A      N/A  -30.37% -27.44%   -1.45%     N/A      N/A -24.38%
Growth
Oppenheimer Global Securities/VA   11/12/1990-32.73%  -16.69%   1.15%    8.84%    6.50% -24.14%  -12.69%   2.70%    9.03%   6.56%
Oppenheimer High Income/VA         4/30/1986 -13.51%   -7.24%  -4.48%    3.65%    6.32%  -4.91%   -3.96%  -2.53%    3.93%   6.37%
Oppenheimer Main Street/VA          7/5/1995 -29.49%  -19.17%  -7.95%      N/A    5.34% -20.89%  -14.94%  -5.74%      N/A   5.87%
USAZ Oppenheimer Emerging Growth*   5/1/2002     N/A      N/A     N/A      N/A  -29.10%  -1.45%      N/A     N/A      N/A -20.50%
PIMCO VIT High Yield - Admin.      4/30/1998 -12.35%   -5.69%     N/A      N/A   -3.52%  -3.76%   -2.50%     N/A      N/A  -1.53%
Class
PIMCO VIT StocksPLUS Growth &      12/31/1997-30.87%  -20.43%  -4.57%      N/A   -4.57% -22.27%  -16.06%  -2.63%      N/A  -2.63%
Income - Admin. Class
PIMCO VIT Total Return - Admin.    12/31/1997 -2.33%    3.74%   2.82%      N/A    2.81%   6.27%    6.40%   4.31%      N/A   4.31%
Class
USAZ PIMCO PEA Growth and Income   11/5/2001 -29.57%      N/A     N/A      N/A  -25.42% -20.97%      N/A     N/A      N/A -17.59%
USAZ PIMCO PEA Renaissance         11/5/2001 -35.61%      N/A     N/A      N/A  -25.31% -27.01%      N/A     N/A      N/A -17.48%
USAZ PIMCO PEA Value               11/5/2001 -35.44%      N/A     N/A      N/A  -25.52% -26.84%      N/A     N/A      N/A -17.69%
Seligman Small-Cap Value - Class 1  5/1/1998 -26.15%    6.20%     N/A      N/A    5.72% -17.55%    8.73%     N/A      N/A   7.16%
USAZ Money Market                   2/1/2000 -10.35%      N/A     N/A      N/A   -2.54%  -1.76%      N/A     N/A      N/A   0.53%
USAZ Van Kampen Aggressive Growth   5/1/2001 -42.69%      N/A     N/A      N/A  -39.04% -34.09%      N/A     N/A      N/A -32.06%
USAZ Van Kampen Comstock            5/1/2001 -30.54%      N/A     N/A      N/A  -23.67% -21.94%      N/A     N/A      N/A -17.60%
USAZ Van Kampen Emerging Growth     5/1/2001 -42.66%      N/A     N/A      N/A  -33.15% -34.06%      N/A     N/A      N/A -26.56%
USAZ Van Kampen Growth and Income   5/1/2001 -25.50%      N/A     N/A      N/A  -18.55% -16.90%      N/A     N/A      N/A -12.72%
USAZ Van Kampen Growth              5/1/2001 -34.79%      N/A     N/A      N/A  -25.62% -26.20%      N/A     N/A      N/A -19.46%
----------------------------------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.
1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

CHART E - INVESTMENT OPTION PERFORMANCE (NO CONTRACT CHARGES)
--------------------------------------------------------------------------------------------------------
Total Return for the periods ended December 31, 2002

                                              INVESTMENT OPTION  ONE     FIVE       TEN       SINCE
INVESTMENT OPTION                                 INCEPTION     YEAR     YEAR      YEAR     INCEPTION
                                                    DATE          %        %         %          %
--------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value*                                5/1/2002       N/A       N/A       N/A     -23.64%
USAZ AIM Blue Chip*                                  5/1/2002       N/A       N/A       N/A     -19.08%
USAZ AIM Dent Demographic Trends*                    5/1/2002       N/A       N/A       N/A     -23.80%
USAZ AIM International Equity*                       5/1/2002       N/A       N/A       N/A     -18.40%
USAZ AllianceBernstein Growth and Income            11/5/2001   -24.18%       N/A       N/A     -18.17%
USAZ AllianceBernstein Large Cap Growth             11/5/2001   -30.71%       N/A       N/A     -23.79%
USAZ AllianceBernstein Technology                   11/5/2001   -41.14%       N/A       N/A     -32.64%
Davis VA Financial                                   7/1/1999   -16.85%       N/A       N/A      -2.79%
Davis VA Value                                       7/1/1999   -16.26%       N/A       N/A      -4.81%
Dreyfus IP Small Cap Stock Index*                    5/1/2002       N/A       N/A       N/A     -23.25%
Dreyfus Stock Index*                                12/29/2000  -22.73%       N/A       N/A     -17.71%
Franklin Global Communications Securities - Class   1/24/1989   -33.53%   -13.43%    -1.65%       2.56%
21,2
Franklin Growth and Income Securities - Class 21,2  1/24/1989   -15.73%     1.16%     8.29%       8.05%
Franklin High Income - Class 21,2                   1/24/1989    -9.97%    -3.92%     3.49%       5.01%
Franklin Income Securities - Class 21,2             1/24/1989    -0.62%     3.54%     7.75%       9.13%
Franklin Large Cap Growth Securities - Class 21,2    5/1/1996   -23.20%     2.51%       N/A       6.49%
Franklin Real Estate - Class 21,2                   1/24/1989     2.06%     2.44%    10.03%       9.62%
Franklin Rising Dividends Securities - Class 21,2   1/27/1992    -1.59%     5.34%     9.92%       9.98%
Franklin Small Cap - Class 21,2                     11/1/1995   -28.69%     0.02%       N/A       6.24%
Franklin Small Cap Value Securities - Class 21,2     5/1/1998    -9.27%       N/A       N/A       0.41%
Franklin U.S. Government - Class 22                 3/14/1989     9.77%     6.88%     7.04%       7.82%
Franklin Zero Coupon 2005 - Class 12                3/14/1989    10.09%     7.40%     8.71%       9.81%
Franklin Zero Coupon 2010 - Class 12                3/14/1989    20.09%     8.62%    10.58%      11.00%
Mutual Discovery Securities - Class 21,2            11/8/1996    -9.41%     3.26%       N/A       5.98%
Mutual Shares Securities - Class 21,2               11/8/1996   -11.82%     3.97%       N/A       6.59%
Templeton Developing Markets Securities - Class     3/15/1994    -0.15%    -4.85%       N/A      -1.82%
21,2,3
Templeton Foreign Securities-Class 21,2,4           1/27/1992   -18.57%    -2.90%     5.45%       4.75%
Templeton Growth Securities-Class 21,2              3/15/1994   -18.49%     1.44%       N/A       6.35%
USAZ Templeton Developed Markets                    11/5/2001   -13.91%       N/A       N/A     -10.28%
Jennison 20/20 Focus*                               12/15/2000  -22.58%       N/A       N/A     -10.81%
SP Jennison International Growth                    12/15/2000  -22.84%       N/A       N/A     -29.28%
SP Strategic Partners Focused Growth                12/15/2000  -25.53%       N/A       N/A     -22.40%
Oppenheimer Global Securities/VA                    11/12/1990  -22.15%     5.41%    11.91%       9.37%
Oppenheimer High Income/VA                          4/30/1986    -2.40%     0.03%     6.66%       9.17%
Oppenheimer Main Street/VA                           7/5/1995   -18.81%    -3.25%       N/A       8.66%
USAZ Oppenheimer Emerging Growth*                    5/1/2002       N/A       N/A       N/A     -19.10%
PIMCO VIT High Yield - Admin. Class                 4/30/1998    -1.23%       N/A       N/A       1.07%
PIMCO VIT StocksPLUS Growth & Income - Admin. Class 12/31/1997  -20.23%    -0.07%       N/A      -0.07%
PIMCO VIT Total Return - Admin. Class               12/31/1997    9.07%     7.05%       N/A       7.05%
USAZ PIMCO PEA Growth and Income                    11/5/2001   -18.89%       N/A       N/A     -15.42%
USAZ PIMCO PEA Renaissance                          11/5/2001   -25.09%       N/A       N/A     -15.31%
USAZ PIMCO PEA Value                                11/5/2001   -24.91%       N/A       N/A     -15.52%
Seligman Small-Cap Value - Class 1                   5/1/1998   -15.37%       N/A       N/A      10.00%
USAZ Money Market                                    2/1/2000     0.83%       N/A       N/A       3.17%
USAZ Van Kampen Aggressive Growth                    5/1/2001   -32.36%       N/A       N/A     -30.28%
USAZ Van Kampen Comstock                             5/1/2001   -19.88%       N/A       N/A     -15.43%
USAZ Van Kampen Emerging Growth                      5/1/2001   -32.33%       N/A       N/A     -24.63%
USAZ Van Kampen Growth and Income                    5/1/2001   -14.71%       N/A       N/A     -10.42%
USAZ Van Kampen Growth                               5/1/2001   -24.25%       N/A       N/A     -17.34%
--------------------------------------------------------------------------------------------------------

* For Investment Options which have existed less than one year, standard cumulative total returns since inception are shown.
1. Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2. Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities Fund and Templeton Foreign Securities Fund), standardized Class 2 Investment Option performance for prior periods represents historical results of Class 1 shares. For periods beginning 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
3. For Templeton Developing Markets Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets Fund.
4. For Templeton Foreign Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund.

There is no performance shown for the PIMCO VIT Real Return, USAZ PIMCO NFJ Small Cap Value, Van Kampen Capital Preservation and the USAZ Van Kampen Global Franchise Investment Options because they were first offered under this Contract as of May 1, 2003.

The Investment Option name, listed on the previous tables, has changed as of the date of this SAI as follows:

CURRENT NAME                                        PREVIOUS NAME
USAZ AllianceBernstein Growth and Income Fund       USAZ Alliance Capital Growth and Income Fund
USAZ AllianceBernstein Large Cap Growth Fund        USAZ Alliance Capital Large Cap Growth Fund
USAZ AllianceBernstein Technology Fund              USAZ Alliance Capital Technology Fund
Dreyfus IP Small Cap Stock Index Portfolio          Dreyfus Small Cap Stock Index Fund
Oppenheimer Main Street Fund/VA                     Oppenheimer Main Street Growth & Income Fund/VA
USAZ PIMCO PEA Growth and Income Fund               USAZ PIMCO Growth and Income Fund
USAZ PIMCO PEA Renaissance Fund                     USAZ PIMCO Renaissance Fund
USAZ PIMCO PEA Value Fund                           USAZ PIMCO Value Fund

ILLUSTRATIONS
--------------------------------------------------------------------------------

We provide details regarding the types of illustrations available to customers in the Performance and Illustrations section of the prospectus. The illustrations are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return. You can request an illustration at any time by contacting your registered representative. Samples of the types of illustrations we provide for this Contract are contained in the appendix to this SAI.

FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON ALLIANZ LIFE'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. ALLIANZ LIFE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. ALLIANZ LIFE DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE
TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments under the annuity option elected. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For Annuity Payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

Allianz Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Allianz Life, and its operations form a part of Allianz Life.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as these Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as these Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an Investment Option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Allianz Life intends that all Investment Options underlying the Contract will be managed by the investment managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among Investment Options or the number and type of Investment Options available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS
The Code provides that multiple non-qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified retirement plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the accumulation value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If a Contract Owner transfers a Contract without adequate consideration to a person other than the Contract Owner's spouse (or to a former spouse incident to divorce), the Contract Owner will be taxed on the difference between his or her accumulation value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the Income Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the Income Date, the entire interest in the Contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner's death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-individual, then the death or change of an Annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to Purchase Payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial liquidation (withdrawal) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

QUALIFIED CONTRACTS
The Contracts offered by the prospectus are designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a
Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Allianz Life's administrative procedures. Allianz Life is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Allianz Life specifically consents to be bound. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Allianz Life in connection with qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Distributions - Qualified Contracts.")

A.  TAX-SHELTERED ANNUITIES
Section 403(b) of the Code permits the purchase of Tax-Sheltered Annuities by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Distributions - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Contracts may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

ROTH IRAS
Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase Payments for a Roth IRA are limited to a maximum amount each year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A Qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2 , on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Distributions - Qualified Contracts.")

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS
In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit-sharing plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2 ; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an employee who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an IRA made to the owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or Annuitant (as applicable) for the taxable year; and
(j) distributions from an IRA made to the owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

A partial  withdrawal  may result in the  modification  of the series of Annuity
Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

Generally, distributions from a Qualified Contract must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 , or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA or to a "5% owner" (as defined in the Code). Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2 ; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Contracts. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

FIXED ANNUITY PAYOUT
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by Allianz Life and do not vary with the investment experience of an Investment Option. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.

VARIABLE ANNUITY PAYOUT
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s).

ANNUITY UNIT VALUE
On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each subaccount the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each subaccount by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each subaccount remains unchanged unless the Contract Owner elects to transfer between Investment Options. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each subaccount. The Annuity Payment in each subaccount is determined by multiplying the number of Annuity Units allocated to a subaccount by the Annuity Unit value for that subaccount. On each subsequent valuation date, the value of an Annuity Unit is determined in the following way:

First: The net investment factor is determined as described in the section 3. Purchase - Accumulation Units of the prospectus.

Second: The value of an Annuity Unit for a valuation period is equal to:

a. the value of the Annuity Unit for the immediately preceding valuation period.

b. multiplied by the net investment factor for the current valuation period;

c. divided by the assumed net investment factor for the valuation period.

The assumed net investment factor is equal to one plus the assumed investment rate which is used in determining the basis for the purchase of an annuity, adjusted to reflect the particular valuation period. The assumed investment rate that Allianz Life will use is 5%. However, Allianz Life may agree to use a different rate (which will never exceed 7%).


MORTALITY AND EXPENSE RISK GUARANTEE
--------------------------------------------------------------------------------

Allianz Life guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2002, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2002 are also included herein.

                                                                             A-1
                           APPENDIX A - ILLUSTRATIONS
                              IMPORTANT DISCLOSURES
                        ADJUSTED HISTORICAL ILLUSTRATION

 THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how the performance of the underlying Investment Options offered through the Contract may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based on historical rates of return and is not intended to serve as a projection or prediction of future investment returns. It illustrates how much the Contract would hypothetically be worth, and how much the Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit would be, at the end of each year if: (1) the product were offered and the customer purchased the variable annuity on the hypothetical Contract date; (2) the customer had made the Purchase Payments shown; and (3) the customer had allocated the Purchase Payments to the Investment Options indicated.

 To assist you in understanding this illustration, mathematical depictions of hypothetical performance may be accompanied by visual depictions, including pie charts, graphs, and other types of charts.

 The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

 This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

 Performance data for the Investment Options illustrated in this illustration reflects the deduction of the Contract mortality and expense risk charge, administrative charge and contract maintenance charge. The fees and expenses of the underlying Investment Options which serve as funding vehicles are also reflected. The withdrawal charge may or may not be reflected, depending upon what is being illustrated. For example, the withdrawal charge would be deducted from cash withdrawal value figures that are illustrated, but not Contract Value figures. Please refer to the prospectus for full details on charges, expenses and fees.

 STANDARDIZED  AVERAGE  ANNUAL  RETURN:  Any  adjusted  historical   performance
 illustration is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter end.

 The ADJUSTED HISTORICAL AVERAGE ANNUAL RETURN is based upon the weighted aggregate historical rate of return on the Investment Options selected, commencing on the hypothetical purchase date, and calculates the change in Contract Value from the beginning of the hypothetical period to the end of the period, adjusted for additional Purchase Payments and any withdrawals. The adjusted historical average annual total return commences on the inception date of the Investment Option and includes mortality and expense risk charges, administrative charges, and Investment Option fees, but does not include withdrawal charge. Weighted aggregate return for the Investment Options selected for the total period shown is: XX.XX%. Average annual total returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter end) are shown on another page of this illustration.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

TAXES: The effect of income taxes, penalty taxes, and premium taxes have not been reflected in this illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any Qualified Contract, e.g., IRA, or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an Individual Retirement Annuity or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity Contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply. For complete details, please consult with your tax advisor or attorney.

BONUS: The Contract provides a bonus prior to age 81 during the Accumulation Phase based on total net Purchase Payments (Purchase Payments less withdrawals, prior to any Market Value Adjustment, but including any withdrawal charges) at the time of contribution based on the following schedule:
                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:
         NUMBER OF COMPLETE
             YEARS SINCE
          PURCHASE PAYMENT            VESTING
               RECEIPT              PERCENTAGE
                  0                     0%
                  1                     35%
                  2                     70%
                 3+                    100%


As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

Allianz Life deducts a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.



--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                             A-3
COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. These illustrations show the expenses for New Contracts. The expenses for Original or Revised Contracts, if shown, would be lower.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract Value (including any unvested bonus amounts) is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Minimum Death Benefit (GMDB) you choose. Allianz Life also deducts an administrative charge. This charge, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the benefit combinations available to you and their total Separate Account expenses during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                               CHARGES FOR A CONTRACT      CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB          WITH THE TRADITIONAL GMIB     WITH THE ENHANCED GMIB
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.55%   0.15%   1.70%        1.75%   0.15%    1.90%        2.25%   0.15%  2.40%
Enhanced GMDB                                 1.85%   0.15%   2.00%        2.00%   0.15%    2.15%        2.45%   0.15%  2.60%


GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only beneficial if you annuitize the Contract. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days of a Contract Anniversary under a fixed annuity option. The selection of a GMIB must be made at the time of initial Purchase Payment. You may only select one GMIB and once you select a GMIB it cannot be changed or cancelled. There are additional charges associated with the Traditional and Enhanced GMIBs. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o Current fixed payout rates applied to the current Contract Value adjusted for any applicable Market Value Adjustment (less any applicable premium tax and withdrawal charges); or
o Guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is based on:

o    Total Purchase Payments adjusted for partial withdrawals.

 The Enhanced GMIB value is equal to the greatest of:

o Total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o Total Purchase Payments adjusted for partial withdrawals increased by 7% on each Contract Anniversary prior to age 81 (maximum of 200% of Purchase Payments received in the first 5 Contract years adjusted for partial withdrawals); or
o The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

The payout for the 3% guaranteed annual increase can be annuitized for a period as short as 10 years. The payout for the 7% guaranteed annual increase is at a lower rate than the 3% increase payout rates and can be annuitized with a life and 10-year period certain or longer.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB): If the GMIB is included with the Contract, the GPWB will be included at no additional charge (may not be available in all states). The GPWB is not available until the 10th Contract Anniversary and can only be exercised within 30 days of a Contract Anniversary. Once you exercise the GPWB, you can only stop withdrawals if you annuitize the Contract.

The GPWB value is equal to the GMIB value prior to exercising the GPWB feature. Please refer to GMIB description above regarding calculation of the GMIB value. If the GPWB value is equal to the 3% Annual Increase Amount or the Maximum Anniversary Value (MAV), up to 10% of the GPWB value can be withdrawn each year. If the GPWB value is equal to the 7% Annual Increase Amount, up to 5% of the GPWB value can be withdrawn each year. Once the GPWB feature is exercised, the GPWB withdrawal amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and the maximum withdrawal percentage is selected, the GPWB value would be paid:

     o    In 10 years if you elect to receive 10% of the GPWB value; or
     o    In 20 years if you elect to receive 5% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Additional Purchase Payments cannot be added to the Contract and the systematic withdrawal program and minimum distribution program are not available if the GPWB is exercised. Additional partial withdrawals in excess of your GPWB payment will reduce the remaining GPWB value by the percentage of the Contract Value you withdraw (prior to any Market Value Adjustment and including any withdrawal charges). If the GPWB is exercised, the Contract's GMIB and GMDB values no longer increase, other than the death benefit based on current Contract Value.

At the time of the last GPWB withdrawal, if there is a positive Contract Value, you have the option of either annuitizing the Contract or receiving a lump sum payment of any remaining Contract Value, adjusted for any applicable Market Value Adjustment and less applicable premium taxes.

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:

o    Contract Value; or
o    Total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:

o    Contract Value; or
o Total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.



                                   Page x of y

If you take money out of the Contract, Allianz Life may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for ten full years.

There are also daily Investment Option charges which currently range, on an annual basis, from ____% to ____% of the average daily net assets of the Investment Option before contractual fee waivers and expense reimbursements, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each subaccount of your selected Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Investment Option expenses, all charges for the Contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.
 Product and features may not be available in all states. All product guarantees are assessed on the claims paying ability of Allianz Life Insurance Company of North America. High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not presented with U.S investments, such as currency fluctuation and political volatility.
 An investment in the USAZ Money Market Fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate USAllianz Investor Services, LLC 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.
--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                             A-6
                              USALLIANZ REWARDS(R)


PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                     Contract Type: Non-Qualified
                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                    Guaranteed Minimum Death Benefit (GMDB):


                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN

 As of [12/31/____], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                         INVESTMENT OPTION PERFORMANCE                 SUBACCOUNT PERFORMANCE
                                                                               SINCE        DATE OF       SINCE     DATE OF
INVESTMENT OPTION                         1 YEAR    5 YEARS     10 YEARS     INCEPTION     INCEPTION    INCEPTION  INCEPTION
USAZ Money Market Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio


Standardized average annual return figures are calculated from the inception date of the applicable Allianz Life subaccount. Figures reflect the deduction of all Contract and Investment Option charges. Where there is a varying charge depending upon which feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses. The bonus credited on Contracts purchased prior to attained age 81 is shown only from the date the Contracts were first offered on [date].



Past performance is not a guarantee of future results.


[THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]







--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                             A-7
                              USALLIANZ REWARDS(R)


PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                          EFFECT OF ADJUSTED HISTORICAL
                     RETURNS ON ILLUSTRATED CONTRACT VALUES
                             AGGREGATE RETURN: X.XX%

---------------- ------ ----------------- ------------- --------- -------------- ------------- ------------- ----------- -----------
                                                                                                   CASH
---------------           AVERAGE ANNUAL     PURCHASE   BONUS                      CONTRACT     WITHDRAWAL
                   AGE        RETURN         PAYMENTS     AMOUNT    WITHDRAWALS     VALUE         VALUE         GMIB        GMDB
  END OF YEAR
----------------
  Mm/dd/yyyy       45         xx.xx%        $x,xxx.00   $x,xxx.00    $x,xxx.00    $x,xxxx.00    $x,xxxx.00   $x,xxx.00   $x,xxx.00
---------------- ------ ----------------- ------------- --------- -------------- ------------- ------------- ----------- -----------


Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns and is presented as of the most recent calendar [year/quarter end].











--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                             A-8
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                       Contract Type: Non-Qualified
                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                      Guaranteed Minimum Death Benefit (GMDB):
                                       Annuity Option:
                                          Survivor Percentage:
INVESTMENT OPTIONS AND ALLOCATIONS:       Period Certain:


____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

------------------------------------------------------------------------------------------------------------------------------------
                                      ACCUMULATION PHASE                                                   PAYOUT PHASE
------------------------------------------------------------------------------------------------------------------------------------
                      AVERAGE    NET PURCHASE                             3% ANNUAL    MAXIMUM
                   ANNUAL RETURN   PAYMENTS*      BONUS      CONTRACT      INCREASE  ANNIVERSARY
END OF YEAR  AGE                                 AMOUNT       VALUE         AMOUNT      VALUE        GMIB      MONTHLY     ANNUAL
-----------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy      45    xx.xx%        $xxx.00     $x,xxx.00   $x,xxx.00     $x,xxx.00   $x,xxx.00   $x,xxx.00   $x,xxx.00   $x,xxx.00
-----------------------------------------------------------------------------------------------------------------------------------


         *The Net Purchase Payment column represents Purchase Payments minus withdrawals in the Accumulation Phase.

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based upon adjusted historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                             A-9
                              USALLIANZ REWARDS(R)

PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                             Contract Type: Non-Qualified
                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                    Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB)
              XX.XX% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE
----------------          GPWB VALUE       ANNUAL PARTIAL     WITHDRAWALS RECEIVED    REMAINING YEAR END    AVERAGE ANNUAL RETURN
                   AGE                       WITHDRAWAL                                 CONTRACT VALUE
PAYOUT YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy           45       $xxx.00           $xxx.00               $x,xxx.00              $x,xxx.00                xx.xx%
-----------------------------------------------------------------------------------------------------------------------------------


This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

If the GPWB is exercised, Purchase Payments can no longer be added to the Contract. The GMIB and GMDB no longer increase, other than the death benefit based on current Contract Value. Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Depending on the inception date of the Investment Option(s) selected, historical performance information may not exist for the full holding and/or withdrawal period of the GPWB value. Withdrawals of the GPWB value and changes in the Contract Value will not be shown for periods prior to the Investment Option's inception.

Withdrawals of the GPWB value will only be illustrated through age 89 due to current system constraints. However, we will make withdrawal payments of the GPWB value for the entire withdrawal period, based on the withdrawal percentage selected.





--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-10
                              USALLIANZ REWARDS(R)

PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                            Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                   Guaranteed Minimum Death Benefit (GMDB):

INVESTMENT OPTIONS AND ALLOCATIONS:

____ Investment Option (___%)
____ Investment Option (___%)

                               ADJUSTED HISTORICAL
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT
                            AGGREGATE RETURN: XX.XX%

-----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR         AGE       AVERAGE ANNUAL    PURCHASE PAYMENTS   BONUS AMOUNT       WITHDRAWALS     CONTRACT VALUE     GMDB
                                  RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy             45           xx.xx%            $x,xxx.00         $x,xxx.00         $x,xxx.00        $x,xxx.00     $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------------

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based upon adjusted historical returns during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.











--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-11
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):

                    ADJUSTED HISTORICAL DOLLAR COST AVERAGING

                                                            PERIOD
              INITIAL    MONTHLY    INITIAL     ENDING      ENDING
             PURCHASE    TRANSFER   TRANSFER   TRANSFER      VALUE
              PAYMENT    PERIODS     DATE        DATE        DATE
            $50,000.00     20      05/01/1993 12/01/1994  03/31/2002

                                                                                         WITHOUT     DOLLAR COST     DOLLAR COST
                                                      ALLOCATION     ALLOCATION          MONTHLY      AVERAGING       AVERAGING
          INVESTMENT OPTIONS                          PERCENTAGE       AMOUNT           TRANSFER    ENDING VALUE    ENDING VALUE
FROM    :
USAZ MONEY MARKET FUND                                   100% (Initial)                                x,xxx

TO   :

DAVIS VA FINANCIAL PORTFOLIO                               10%         5,000               250        xx,xxx            xx,xxx
DAVIS VA VALUE PORTFOLIO                                   10%         5,000               250        xx,xxx            xx,xxx
MUTUAL SHARES SECURITIES FUND                              20%        10,000               500        xx,xxx            xx,xxx
USAZ AIM INTERNATIONAL EQUITY FUND                         10%         5,000               250        xx,xxx            xx,xxx
FRANKLIN SMALL CAP FUND                                    30%        15,000               750        xx,xxx            xx,xxx
OPPENHEIMER HIGH INCOME FUND                               20%        10,000               500        xx,xxx            xx,xxx

  TOTAL                                                   100%        50,000             2,500       xxx,xxx           xxx,xxx


Dollar cost averaging involves continuous investing regardless of fluctuating prices. The investor should consider his or her financial ability to continue purchases through periods of low price levels. Dollar cost averaging does not ensure a profit.

This report is based off your initial lump-sum Purchase Payment only, as illustrated above. Future Purchase Payments are not taken into consideration.

Average annual returns for the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.

The Investment Options illustrated are based upon adjusted historical returns during the period indicated. Any fixed rate returns illustrated are based upon current returns. However, these returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-12
                              IMPORTANT DISCLOSURES
                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

THIS IS AN ILLUSTRATION NOT A CONTRACT. The purpose of this illustration is to demonstrate how a varying rate of return may affect Contract Values, death benefits, and income benefits over an extended period of time. This illustration is based upon hypothetical fixed returns during the period indicated. This illustration is not intended to serve as a projection or prediction of future returns. It illustrates how much the Contract would hypothetically be worth, and how much the Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit would be, based on the hypothetical rate of return illustrated. No representations are made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the Contract Owner may experience a gain or loss. Actual performance results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

This illustration, including any accompanying reports and graphs, must be preceded or accompanied by the current prospectus. Please refer to the prospectus for full details on charges, expenses, fees and state premium taxes.

TAXES: The effects of income, penalty and state premium taxes have not been reflected in the illustration. While withdrawals may or may not be depicted within this illustration, withdrawals from the Contract will be subject to ordinary income tax to the extent that the Contract Value immediately before the withdrawal exceeds the total amount of after-tax money paid into the Contract. A withdrawal in excess of the taxable amount will constitute a nontaxable return of principal. If the taxpayer has not attained age 59 1/2 at the time of the distribution, the portion of the withdrawal that is subject to income tax may also be subject to a 10% premature distribution penalty. Please read the prospectus for further information.

For any Qualified Contract, e.g., IRA or TSA, the tax deferred growth feature is already provided by the tax qualified retirement plan. Therefore, product features and benefits other than tax deferral should be reasons for acquiring an annuity in a qualified retirement plan. If the Contract is an IRA or other Qualified Contract, the Contract Owner will generally be taxed on all amounts withdrawn, or received on withdrawal. The tax consequences will be different, however, if the Contract is a Roth IRA, or a traditional non-deductible IRA. See your tax advisor and read the prospectus for additional information.

The tax treatment of death benefit proceeds of an annuity contract differs from the tax treatment of a life insurance policy. See your tax advisor and the prospectus for further details.

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply. For complete details, please consult with your tax advisor or attorney.








--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-13
BONUS: The Contract provides a bonus prior to age 81 during the Accumulation Phase based on total net Purchase Payments (Purchase Payments less withdrawals, prior to any Market Value Adjustment, but including any withdrawal charges) at the time of contribution based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%

Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:
         NUMBER OF COMPLETE
             YEARS SINCE
          PURCHASE PAYMENT            VESTING
               RECEIPT              PERCENTAGE
                 0                      0%
                 1                     35%
                 2                     70%
                 3+                   100%
As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature. Allianz Life deducts a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.

COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. These illustrations show the expenses for New Contracts. The expenses for Original or Revised Contracts, if shown, would be lower.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if your Contract Value (including any unvested bonus amounts) is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Minimum Death Benefit (GMDB) you choose. Allianz Life also deducts an administrative charge. This charge, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the benefit combinations available to you and their total Separate Account expenses during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                               CHARGES FOR A CONTRACT      CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB          WITH THE TRADITIONAL GMIB     WITH THE ENHANCED GMIB
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.55%   0.15%   1.70%        1.75%   0.15%    1.90%         2.25%  0.15%  2.40%
Enhanced GMDB                                 1.85%   0.15%   2.00%        2.00%   0.15%    2.15%         2.45%  0.15%  2.60%



--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only beneficial if you annuitize the Contract. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days of a Contract Anniversary under a fixed annuity option. The selection of a GMIB must be made at the time of initial Purchase Payment. You may only select one GMIB and once you select a GMIB it cannot be changed or cancelled. There are additional charges associated with the Traditional and Enhanced GMIBs. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o Current fixed payout rates applied to the current Contract Value adjusted for any applicable Market Value Adjustment (less any applicable premium tax and withdrawal charges); or
o Guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is based on:

o    Total Purchase Payments adjusted for partial withdrawals.

 The Enhanced GMIB value is equal to the greatest of:

o Total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o Total Purchase Payments adjusted for partial withdrawals increased by 7% on each Contract Anniversary prior to age 81 (maximum of 200% of Purchase Payments received in the first 5 Contract years adjusted for partial withdrawals); or
o The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

The payout for the 3% guaranteed annual increase can be annuitized for a period as short as 10 years. The payout for the 7% guaranteed annual increase is at a lower rate than the 3% increase payout rates and can be annuitized with a life and 10-year period certain or longer.

GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB): If the GMIB is included with the Contract, the GPWB will be included at no additional charge (may not be available in all states). The GPWB is not available until the 10th Contract Anniversary and can only be exercised within 30 days of a Contract Anniversary. Once you exercise the GPWB, you can only stop withdrawals if you annuitize the Contract.

The GPWB value is equal to the GMIB value prior to exercising the GPWB feature. Please refer to GMIB description above regarding calculation of the GMIB value. If the GPWB value is equal to the 3% Annual Increase Amount or the Maximum Anniversary Value (MAV), up to 10% of the GPWB value can be withdrawn each year. If the GPWB value is equal to the 7% Annual Increase Amount, up to 5% of the GPWB value can be withdrawn each year. Once the GPWB feature is exercised, the GPWB withdrawal amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and the maximum withdrawal percentage is selected, the GPWB value would be paid:

o    In 10 years if you elect to receive 10% of the GPWB value; or
o    In 20 years if you elect to receive 5% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Additional Purchase Payments cannot be added to the Contract and the systematic withdrawal program and minimum distribution program are not available if the GPWB is exercised. Additional partial withdrawals in excess of your GPWB payment will reduce the remaining GPWB value by the percentage of the Contract Value you withdraw (prior to any Market Value Adjustment and including any withdrawal charges). If the GPWB is exercised, the Contract's GMIB and GMDB values no longer increase, other than the death benefit based on current Contract Value.

At the time of the last GPWB withdrawal, if there is a positive Contract Value, you have the option of either annuitizing the Contract or receiving a lump sum payment of any remaining Contract Value, adjusted for any applicable Market Value Adjustment and less applicable premium taxes.
--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.



                                   Page x of y

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:

o    Contract Value; or
o    Total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:

o    Contract Value; or
o Total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, Allianz Life may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for ten full years.

There are also daily Investment Option charges which currently range, on an annual basis, from ____% to ____% of the average daily net assets of the Investment Option before contractual fee waivers and expense reimbursements, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the Contract is issued.

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each subaccount of your selected Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Investment Option expenses, all charges for the Contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.
 Product and features may not be available in all states. All product guarantees are assessed on the claims paying ability of Allianz Life Insurance Company of North America. High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity. Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes. Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified. Small cap stocks may be more volatile than large cap or more established companies' securities. International investing involves some risks not presented with U.S investments, such as currency fluctuation and political volatility.
 An investment in the USAZ Money Market Fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund. USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate USAllianz Investor Services, LLC 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-16
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit: (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit: (GMDB):

                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION

   -------------- ------- ---------------- ------------- ------------- ------------- -------------- ------------ -------------
                           GROSS RATE OF
                              RETURN
                          ---------------                                                CASH
                          (NOT TO EXCEED     PURCHASE                    CONTRACT     WITHDRAWAL
    END OF YEAR    AGE         12%)          PAYMENTS    BONUS AMOUNT     VALUE          VALUE         GMIB          GMDB
   -------------- ------- ---------------- ------------- ------------- ------------- -------------- ------------ -------------
    Mm/dd/yyyy      45        xx.xx%        $x,xxx.00     $x,xxx.00     $x,xxxx.00    $x,xxxx.00     $x,xxx.00    $x,xxx.00
   -------------- ------- ---------------- ------------- ------------- ------------- -------------- ------------ -------------

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge, administrative charge and average total annual Investment Option operating expenses of .XXXX%. The bonus is not included in the Hypothetical Gross Rate of Return. However, it is included in other values shown.

This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.










--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-17
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit: (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit: (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                           GROSS RATE OF RETURN 0.00%

------------------ ------- ------------------- -------------- --------------- ------------- --------------- ------------ -----------
                             GROSS RATE OF
                                 RETURN
                           ------------------                                                    CASH
                             (NOT TO EXCEED      PURCHASE                       CONTRACT      WITHDRAWAL
   END OF YEAR      AGE          0.00%)          PAYMENTS      BONUS AMOUNT      VALUE          VALUE          GMIB         GMDB
------------------ ------- ------------------- -------------- --------------- ------------- --------------- ------------ -----------

   Mm/dd/yyyy        45          xx.xx%          $x,xxx.00      $x,xxx.00      $x,xxxx.00     $x,xxxx.00     $x,xxx.00    $x,xxx.00
------------------ ------- ------------------- -------------- --------------- ------------- --------------- ------------ -----------

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge, administrative charge and average total annual Investment Option operating expenses of .XXXX%. The bonus in not included in Hypothetical Gross Rate of Return. However, it is included in other values shown.


THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.





--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-18
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                       Contract Type: Non-Qualified
                                       Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                      Guaranteed Minimum Death Benefit (GMDB):
                                       Annuity Option:
                                                Survivor Percentage:
                                                Period Certain:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT

------------------------------------------------------------------------------------------------------------------------------------
                                       ACCUMULATION PHASE                                                       PAYOUT PHASE
------------------------------------------------------------------------------------------------------------------------------------
END OF YEAR   AGE  GROSS RATE OF  NET PURCHASE   BONUS   CONTRACT   3% ANNUAL       MAXIMUM        GMIB      MONTHLY     ANNUAL
                       RETURN
                   (NOT TO EXCEED                                   INCREASE      ANNIVERSARY
                        12%)        PAYMENTS*   AMOUNT     VALUE     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy      45       xx.xx%        $xxx.00   $x,xxx.00 $x,xxx.00  $x,xxx.00      $x,xxx.00    $x,xxx.00   $x,xxx.00  $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------------



         *The Net Purchase Payment column represents purchase payments minus withdrawals in the Accumulation Phase.

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge, administrative charge and average total annual Investment Option operating expenses of .xxxx%.

This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-19
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                     Contract Type: Non-Qualified
                                     Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                    Guaranteed Minimum Death Benefit (GMDB):
                                     Annuity Option:
                                           Survivor Percentage:
                                           Period Certain:


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                    GUARANTEED MINIMUM INCOME BENEFIT REPORT

------------------------------------------------------------------------------------------------------------------------------------
                                    ACCUMULATION PHASE                                                      PAYOUT PHASE
------------------------------------------------------------------------------------------------------------------------------------
END OF YEAR   AGE   GROSS RATE OF NET PURCHASE  BONUS AMOUNT             3% ANNUAL    MAXIMUM               MONTHLY     ANNUAL
                       RETURN                                  CONTRACT  INCREASE   ANNIVERSARY
                       (0.00%)      PAYMENTS*                   VALUE     AMOUNT       VALUE       GMIB
------------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy      45       xx.xx%        $xxx.00     $x,xxx.00    $x,xxx.00  $x,xxx.00   $x,xxx.00    $xxx.00  $x,xxx.00  $x,xxx.00
------------------------------------------------------------------------------------------------------------------------------------



         *The Net Purchase Payment column represents purchase payments minus withdrawals in the accumulation phase.

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. Hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge, administrative charge and average total annual Investment Option operating expenses of .xxxx% .

This illustration is not intended to serve as a projection or prediction of future returns.

             THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.




--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-20
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT

    -------------------------------------------------------------------------------------------------------------------------
    END OF YEAR      AGE    GROSS RATE OF RETURN       PURCHASE     BONUS AMOUNT  WITHDRAWALS   CONTRACT VALUE     GMDB
                           -----------------------
                             (NOT TO EXCEED 12%)       PAYMENTS
    -------------------------------------------------------------------------------------------------------------------------
    Mm/dd/yy         45            xx.xx%              $xxx.00        $xxx.00       $xxx.00       $x,xxx.00      $x,xxx.00
    -------------------------------------------------------------------------------------------------------------------------

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average total annual Investment Option operating expenses of .XXXX%.


This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-21
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                     GUARANTEED MINIMUM DEATH BENEFIT REPORT

-------------------------------------------------------------------------------------------------------------------------------
END OF YEAR      AGE     GROSS RATE OF RETURN    PURCHASE PAYMENTS    BONUS AMOUNT    WITHDRAWALS   CONTRACT VALUE    GMDB
                       ------------------------
                        (NOT TO EXCEED 0.00%)
-------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy          45            xx.xx%                $xxx.00           $xxx.00         $xxx.00       $x,xxx.00     $x,xxx.00
-------------------------------------------------------------------------------------------------------------------------------

Bonus amount is subject to vesting. See important disclosure for an explanation regarding the vesting requirements. Contract Value includes the vested and unvested portion of the bonus amount.

This illustration is based on the selected gross rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average total annual Investment Option operating expenses of .XXXX%.

This illustration is not intended to serve as a projection or prediction of future returns.

THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-22
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB)
              XX.XX% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE                                GROSS RATE OF RETURN
----------------          GPWB VALUE       ANNUAL PARTIAL     WITHDRAWALS RECEIVED    REMAINING YEAR END     (NOT TO EXCEED 12%)
                   AGE                       WITHDRAWAL                                 CONTRACT VALUE
PAYOUT YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy           45       $xxx.00           $xxx.00               $x,xxx.00              $x,xxx.00                xx.xx%
-----------------------------------------------------------------------------------------------------------------------------------


This illustration is based on the hypothetical rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average total annual Investment Option operating expenses of .XXXX%.

This illustration is based upon a hypothetical rate of return during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

If the GPWB is exercised, Purchase Payments can no longer be added to the Contract. The GMIB and GMDB no longer increase, other than the death benefit based on current Contract Value. Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Withdrawals of the GPWB value will only be illustrated through age 89 due to current system constraints. However, we will make withdrawal payments of the GPWB value for the entire withdrawal period, based on the withdrawal percentage selected.

This illustration is not intended to serve as a projection or prediction of future returns.

AN ILLUSTRATION SHOWING A HYPOTHETICAL 0% GROSS RATE OF RETURN IS CONTAINED ON THE FOLLOWING PAGE.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-23
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe                              Contract Type: Non-Qualified
                                      Guaranteed Minimum Income Benefit (GMIB):
PERIOD BEGINNING:                     Guaranteed Minimum Death Benefit (GMDB):


                 HYPOTHETICAL FIXED RATE OF RETURN ILLUSTRATION
                  GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB)
              XX.XX% OF GUARANTEED PARTIAL WITHDRAWAL BENEFIT VALUE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE                                GROSS RATE OF RETURN
----------------          GPWB VALUE       ANNUAL PARTIAL     WITHDRAWALS RECEIVED    REMAINING YEAR END           (0.00%)
                   AGE                       WITHDRAWAL                                 CONTRACT VALUE
PAYOUT YEAR
-----------------------------------------------------------------------------------------------------------------------------------
Mm/dd/yy           45       $xxx.00           $xxx.00               $x,xxx.00              $x,xxx.00                xx.xx%
-----------------------------------------------------------------------------------------------------------------------------------

This illustration is based on the hypothetical rate of return and calculates the change in Contract Value from the beginning period to the ending period, adjusted for subsequent Purchase Payments and any withdrawals. The hypothetical gross rate of return does not include any expenses and charges. However, all values reflect the contract maintenance charge, and the net rate of return, which takes into consideration the applicable M&E charge and average total annual Investment Option operating expenses of .XXXX%.

This illustration is based upon a hypothetical rate of return during the period indicated. Past performance is not a guarantee of future results. This illustration is for illustrative purposes only and is no guarantee of return or future performance.

If the GPWB is exercised, Purchase Payments can no longer be added to the Contract. The GMIB and GMDB no longer increase, other than the death benefit based on current Contract Value. Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Withdrawals of the GPWB value will only be illustrated through age 89 due to current system constraints. However, we will make withdrawal payments of the GPWB value for the entire withdrawal period, based on the withdrawal percentage selected.

This illustration is not intended to serve as a projection or prediction of future returns.

THIS PAGE MUST ACCOMPANY ANY FIXED RETURN ILLUSTRATION SHOWING A GROSS RATE OF RETURN IN EXCESS OF 0.00%.


--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages


                                   Page x of y

                                                                            A-24
                              IMPORTANT DISCLOSURES
             HYPOTHETICAL VARIABLE AND/OR FIXED PAYOUT ILLUSTRATION

This illustration depicts how a payment option may work when you annuitize your Contract. THIS ILLUSTRATION IS NOT A CONTRACT, AND IT IS NOT A REPRESENTATION OR GUARANTEE OF FUTURE RETURNS OR OF ANY SPECIFIC PAYOUT AMOUNT.

 If you want to receive regular income from your annuity, you can choose an Annuity Option at any time after the third Contract Anniversary. You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. If you choose to have any part of your payments come from the variable Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.

The Contract provides that the Contract cannot be annuitized prior to three years after the Contract Issue Date. For this reason, illustrations that you receive will be based upon an Income Date that is at least three years after the Issue Date.

You can elect to have illustrated either a "variable" payout option or a "fixed" payout option, or, you may elect to receive both a variable payout illustration and a fixed payout illustration.

THE "VARIABLE" PAYOUT OPTION ILLUSTRATION is based upon actual historical performance of one or more Investment Options over the specified period, as adjusted for all applicable Investment Option expenses and applicable Contract expenses. The principal purpose of the variable payout illustration is to demonstrate how the performance of the underlying Investment Options could affect Contract Values and payout amounts when the Contract is annuitized. Of course, past performance of any Investment Option is not necessarily indicative of future results, and no representation is made as to the future performance of any Investment Option.

The illustration has not been adjusted for state or federal income tax liability, 10% federal penalty tax for withdrawals prior to age 59 1/2, or any applicable state premium taxes; values would be lower if such adjustments had been made.

This illustration may illustrate adjusted historical performance for one or more Investment Options. If more than one Investment Option is illustrated, performance may be shown as aggregate performance for all Investment Options selected. In addition, if you elect to illustrate more than one Investment Option and to hypothetically allocate more money to one Investment Option than to other Investment Options (for example, 50% to one Investment Option, 30% to a second Investment Option, and 20% to a third Investment Option), performance may be shown as weighted aggregate performance.

THE "FIXED" PAYOUT OPTION ILLUSTRATION is not based upon any sort of historical performance, but rather is based upon fixed payout factors that are in effect on the date of the illustration. These factors can change up until the date you annuitize your Contract.

 VARIABLE PAYOUT ANNUITY: Variable annuity payouts depend on a variety of factors, including the amount annuitized, annuity payout option selected, assumed investment return (AIR), and will vary with the investment performance of the Investment Option(s) selected. The variable income can increase or decrease from the initial monthly payment and no minimum dollar amount of variable income is guaranteed. Actual investment results may be more or less than those reflected in the hypothetical rates of return and will depend on a number of factors, including the choice and investment experience of the eligible variable Investment Options.

The AIR was selected by your registered representative. The 3% AIR payments start at a lower level than the 5% or 7% AIR, with the potential for more rapid increase in payments during later years. Conversely if a 7% AIR is chosen there is a potential for a more rapid decrease in Annuity Payments during the later years. The 7% AIR is not available in the states of Florida, Oregon, Texas and New Jersey.

The value of a variable annuity will fluctuate up and down, based on the performance of the underlying Investment Options, and the investor may experience a gain or loss. Actual investment results may be more or less than those shown on this illustration and will depend on a number of factors, including the choice and investment experience of the variable Investment Options.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

STANDARDIZED AVERAGE ANNUAL RETURN: Any variable payout illustration that is based upon adjusted historical performance is accompanied by Standardized Average Annual Return for each Investment Option depicted in the illustration. Standardized return is calculated using uniform guidelines as mandated by the Securities and Exchange Commission. Standardized return figures assume a one-time lump sum Purchase Payment, and do not reflect the effect of taxation. Standardized return is shown for the most recent 1, 5, and 10 year periods, or from the inception date of the subaccount, if later. In contrast, illustration material may depict returns from the inception date of the applicable Investment Option, if earlier than the inception date of the subaccount. Standardized return includes the effect of all Investment Option expenses and all Contract expenses. If Contract expenses vary depending upon which features are selected, standardized return will reflect the highest potential expenses. In contrast, an illustration may reflect only certain expenses. Standardized return also assumes the assessment of a withdrawal charge at the end of each applicable period. Standardized return is computed as of the most recent calendar quarter end.

FIXED PAYOUT ANNUITY: Fixed payments will depend on a variety of factors, including the amount annuitized, payout factor rates when the Contract is annuitized, date of birth, and annuity payout option selected. Fixed Annuity payouts, once commenced, will not vary (except as indicated by the Annuity Option on the death of one of the Joint Annuitants).

Any death benefits paid under the Contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply. For complete details, please consult with your tax advisor or attorney.

BONUS: The Contract provides a bonus prior to age 81 during the Accumulation Phase based on total net Purchase Payments (Purchase Payments less withdrawals, prior to any Market Value Adjustment, but including any withdrawal charges) at the time of contribution based on the following schedule:

                  NET
                  PURCHASE
                  PAYMENT                             BONUS
                  $0 - $24,999                           4%
                  $25,000 - $99,999                      5%
                  $100,000 - $999,999                    6%
                  $1,000,000 - $4,999,999                7%
                  $5,000,000 +                           8%
Bonus amounts are available for withdrawal, annuitization or payment of the death benefit only when such amounts become vested as follows:
         NUMBER OF COMPLETE
             YEARS SINCE
          PURCHASE PAYMENT            VESTING
               RECEIPT              PERCENTAGE
                  0                      0%
                  1                     35%
                  2                     70%
                  3+                   100%

As with all bonus variable annuities, please understand that they may carry higher fees and charges than variable annuities without the bonus feature.

Allianz Life deducts a higher mortality and expense risk charge and assesses a withdrawal charge based on a longer and higher schedule of charges to cover the cost of providing the bonus. If you withdraw a portion of your Contract while the withdrawal charge still applies, your net proceeds may be lower than if you had purchased an annuity without a bonus. Likewise, over time, the amount of the bonus may be offset by the higher mortality and expense risk charges.




--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-26
COSTS AND EXPENSES: The Contract has insurance features and investment features, and there are costs related to each. These illustrations show the expenses for New Contracts. The expenses for Original or Revised Contracts, if shown, would be lower.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract Value (including any unvested bonus amounts) is at least $75,000.

Allianz Life deducts a mortality and expense risk charge which varies depending upon the Guaranteed Minimum Income Benefit (GMIB) and Guaranteed Minimum Death Benefit (GMDB) you choose. Allianz Life also deducts an administrative charge. This charge, together with the contract maintenance charge, are for expenses associated with the administration of the Contract. The table below shows the benefit combinations available to you and their total Separate Account expenses during the Accumulation Phase, as a percentage of the average daily assets invested in a subaccount on an annual basis.

                                               CHARGES FOR A CONTRACT      CHARGES FOR A CONTRACT       CHARGES FOR A CONTRACT
                                                    WITH NO GMIB          WITH THE TRADITIONAL GMIB     WITH THE ENHANCED GMIB
                                               M&E   Admin.   Total         M&E   Admin.    Total         M&E   Admin.  Total
                                             CHARGE  CHARGE  CHARGE       CHARGE  CHARGE   CHARGE       CHARGE  CHARGE CHARGE
Traditional GMDB                              1.55%   0.15%   1.70%        1.75%   0.15%    1.90%         2.25%  0.15%  2.40%
Enhanced GMDB                                 1.85%   0.15%   2.00%        2.00%   0.15%    2.15%         2.45%  0.15%  2.60%

The total Separate Account expenses during the Payout Phase are 1.70% regardless of the options that apply.

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS): The GMIBs are only beneficial if you annuitize the Contract. The GMIBs are available after a 10-year waiting period and the Contract must be annuitized within 30 days of a Contract Anniversary under a fixed annuity option. The selection of a GMIB must be made at the time of initial Purchase Payment. You may only select one GMIB and once you select a GMIB it cannot be changed or cancelled. There are additional charges associated with the Traditional and Enhanced GMIBs. You may receive no explicit benefit from the GMIBs depending on your Contract Value at the time of annuitization.

The GMIBs guarantee that your Annuity Payments will be equal to the greater of:

o Current fixed payout rates applied to the current Contract Value adjusted for any applicable Market Value Adjustment (less any applicable premium tax and withdrawal charges); or
o Guaranteed fixed payout rates applied to the Traditional or Enhanced GMIB value.

The Traditional GMIB value is based on:

o    Total Purchase Payments adjusted for partial withdrawals.

 The Enhanced GMIB value is equal to the greatest of:

o Total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o Total Purchase Payments adjusted for partial withdrawals increased by 7% on each Contract Anniversary prior to age 81 (maximum of 200% of Purchase Payments received in the first 5 Contract years adjusted for partial withdrawals); or
o The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

The payout for the 3% guaranteed annual increase can be annuitized for a period as short as 10 years. The payout for the 7% guaranteed annual increase is at a lower rate than the 3% increase payout rates and can be annuitized with a life and 10-year period certain or longer.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

GUARANTEED PARTIAL WITHDRAWAL BENEFIT (GPWB): If the GMIB is included with the Contract, the GPWB will be included at no additional charge (may not be available in all states). The GPWB is not available until the 10th Contract Anniversary and can only be exercised within 30 days of a Contract Anniversary. Once you exercise the GPWB, you can only stop withdrawals if you annuitize the Contract.

The GPWB value is equal to the GMIB value prior to exercising the GPWB feature. Please refer to GMIB description above regarding calculation of the GMIB value. If the GPWB value is equal to the 3% Annual Increase Amount or the Maximum Anniversary Value (MAV), up to 10% of the GPWB value can be withdrawn each year. If the GPWB value is equal to the 7% Annual Increase Amount, up to 5% of the GPWB value can be withdrawn each year. Once the GPWB feature is exercised, the GPWB withdrawal amount is fixed and is paid annually. If no additional partial withdrawals are made while the GPWB is in effect and the maximum withdrawal percentage is selected, the GPWB value would be paid:

o    In 10 years if you elect to receive 10% of the GPWB value; or
o    In 20 years if you elect to receive 5% of the GPWB value.

Withdrawal charges will not apply to amounts withdrawn using the GPWB feature. However, the amounts withdrawn will be taxed in the same manner as a withdrawal, may be included in taxable income and prior to age 59 1/2 may be subject to a 10% federal tax penalty.

Additional Purchase Payments cannot be added to the Contract and the systematic withdrawal program and minimum distribution program are not available if the GPWB is exercised. Additional partial withdrawals in excess of your GPWB payment will reduce the remaining GPWB value by the percentage of the Contract Value you withdraw (prior to any Market Value Adjustment and including any withdrawal charges). If the GPWB is exercised, the Contract's GMIB and GMDB values no longer increase, other than the death benefit based on current Contract Value.

At the time of the last GPWB withdrawal, if there is a positive Contract Value, you have the option of either annuitizing the Contract or receiving a lump sum payment of any remaining Contract Value, adjusted for any applicable Market Value Adjustment and less applicable premium taxes.

GUARANTEED MINIMUM DEATH BENEFITS (GMDBS): The selection of a GMDB must be made at the time of initial Purchase Payment. You may only select one GMDB, and once you select a GMDB it cannot be changed or cancelled. There are additional charges associated with the Enhanced GMDB. The death benefit will only be paid if the owner dies during the Accumulation Phase.

The Traditional GMDB guarantees the greater of the following, less any applicable premium tax:

o    Contract Value; or
o    Total Purchase Payments adjusted for partial withdrawals.

The Enhanced GMDB guarantees the greater of the following, less any applicable premium tax:

o    Contract Value; or
o Total Purchase Payments adjusted for partial withdrawals increased by 3% on each Contract Anniversary prior to age 81 (maximum of 150% of Purchase Payments adjusted for partial withdrawals); or
o The Maximum Anniversary Value on any Contract Anniversary prior to age 81 plus subsequent additional Purchase Payments and minus subsequent adjusted partial withdrawals.

If you take money out of the Contract, Allianz Life may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first year and declines to 0% after we have had your Purchase Payment for ten full years. A different charge applies to liquidations from variable Annuity Options 2, 4 or 6 during the Payout Phase called a commutation fee.

There are also daily Investment Option charges which currently range, on an annual basis, from _____% to _____% of the average daily net assets of the Investment Option before contractual fee waivers and expense reimbursements, depending upon the Investment Option.

This illustration reflects the costs of all optional features you have selected. It does not reflect costs associated with features you have not selected. If you choose to add optional features, it will increase costs and reduce returns. Some optional features must be selected at the Issue Date, and cannot be added once the Contract is issued.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

The "CONTRACT VALUE" for any point in time is an amount equal to the sum of each Accumulation Unit value multiplied by the number of Accumulation Units allocated to the Contract for each subaccount of your selected Investment Option. This value will fluctuate due to the investment performance of the selected Investment Options. The Contract Value reflects all Investment Option expenses, all charges for the Contract features selected, but does not include the withdrawal charge. It also does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 The "CASH WITHDRAWAL VALUE" reflects all of the expenses and charges assessed against "Contract Value", and also reflects any withdrawal charge if applicable. It does not reflect the impact of premium taxes, income taxes or the 10% federal penalty tax for withdrawals prior to age 59 1/2.

 IMPORTANT CONSIDERATIONS: Past performance is not a guarantee of future results. No representation is made as to future performance. The value of an annuity contract will fluctuate, so that it may be worth more or less than amounts paid in. Investment returns and principal value will fluctuate with market conditions so that units, when redeemed may be worth more or less than the original cost.

 Product and features may not be available in all states. All product guarantees are assessed on the claims paying ability of Allianz Life Insurance Company of North America.

 High yield securities inherently have a high degree of market risk in addition to credit risk and potential illiquidity.

 Index Investment Options seek to match the performance of specified market indexes. Investors cannot invest directly into indexes.

 Money invested in a specific sector or industry is subject to a higher degree of risk than money that is diversified.

 Small cap stocks may be more volatile than large cap or more established companies' securities.

 International investing involves some risks not presented with U.S investments, such as currency fluctuation and political volatility.

 An investment in the USAZ Money Market Fund is neither insured nor guaranteed by the FDIC or any other governmental agency. Although the fund seeks to preserve your $1.00 per share, it is possible to lose money in the fund.

USAllianz products are issued by Allianz Life Insurance Company of North America and distributed by its affiliate USAllianz Investor Services, LLC 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. Member NASD. 800-542-5427. www.usallianz.com.

--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-29
                              USALLIANZ REWARDS(R)


PREPARED FOR:                       CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                    Contract Type: Non-Qualified
                                    Guaranteed Minimum Income Benefit (GMIB):
                                    Traditional Guaranteed Minimum Death Benefit
                                    (Traditional GMDB):
PERIOD BEGINNING:

                     STANDARDIZED AVERAGE ANNUAL RETURN AND
                        ADJUSTED INVESTMENT OPTION RETURN
 As of [12/31/2002], a one-time investment of $1,000 if withdrawn would have generated the following Standardized Average Annual Return, without regard to taxes:

                                                    INVESTMENT OPTION PERFORMANCE                    SUBACCOUNT PERFORMANCE
                                                                          SINCE        DATE OF           SINCE     DATE OF
INVESTMENT OPTION                     1 YEAR   5 YEARS     10 YEARS     INCEPTION     INCEPTION        INCEPTION  INCEPTION
USAZ Money Market Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio

Standardized average annual return figures are calculated from the inception date of the applicable subaccount. Figures reflect the deduction of all Contract and Investment Option expenses. Where there is a varying expense depending upon the feature selected, the highest potential charge is shown. The effect of the withdrawal charge is reflected at the end of each period shown. Non-standardized performance reflecting Investment Option returns prior to subaccount inception have been adjusted for Contract expenses.

Past performance is not necessarily indicative of future results.


[THIS PAGE MUST ACCOMPANY ANY ACCUMULATION ILLUSTRATION CONTAINING ADJUSTED HISTORICAL PERFORMANCE.]






--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-30
                              USALLIANZ REWARDS(R)

PREPARED FOR:                         CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                      Contract Type:  Non-Qualified
PERIOD BEGINNING:                     Guaranteed Minimum Income Benefit: (GMIB):
                                      Guaranteed Minimum Death Benefit: (GMDB):



                    HYPOTHETICAL VARIABLE PAYOUT ILLUSTRATION
                     BASED UPON ADJUSTED HISTORICAL RETURNS

ANNUITY OPTION:
Annuitization Age:                      65, Male                                             Annuity Value:           520,097.92
Federal Tax Rate:                           28%
Assumed Investment Rate (AIR):                 3.5%
Annuitization Date:______________                                                           Cost Basis:               500,000.00
Contract Date: ____________________

  INVESTMENT OPTION                                  ALLOCATION
  USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND                    90%
  USAZ VAN KAMPEN GROWTH FUND                               10%

   -------------------- ----------------------- ---------------------- ---------------------- --------------------- ----------------
   PERIOD ENDING DATE         PAYOUT AGE           MONTHLY PAYOUT        EXCLUSION AMOUNT        TAXABLE AMOUNT       CUMULATIVE
                                                                                                                        PAYOUT
   -------------------- ----------------------- ---------------------- ---------------------- --------------------- ----------------

   ---------------------------------------------------------------------------------------------------------------------------------

This illustration is based upon weighted aggregate historical returns during the period indicated. However, past returns are not indicative of future results. This illustration is not intended to serve as a projection or prediction of future returns.

Average annual total returns for each of the Investment Options selected for the most recent 1, 5, and 10 year periods (computed as of the most recent calendar quarter) are shown on another page of this illustration.



--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

                                                                            A-31
                              USALLIANZ REWARDS(R)

PREPARED FOR:                        CONTRACT INFORMATION FOR FEATURES SELECTED
John Doe
                                     Contract Type: Non-Qualified
PERIOD BEGINNING:                    Guaranteed Minimum Income Benefit (GMIB):
                                     Guaranteed Minimum Death Benefit (GMDB):

                     HYPOTHETICAL FIXED PAYOUT ILLUSTRATION


ANNUITY OPTION:

Annuitization Age:   65, Male                                                                  Annuity Value:         520,097.92
Federal Tax Rate:
Annuitization Date:                                                                               Cost Basis:         500,000.00
Contract Date:


                                 Monthly                 Exclusion                     Taxable
       ANNUITY OPTION            PAYOUT                   AMOUNT                       AMOUNT
                                xxxxx.xx                 xxxxx.xx                     xxxxx.xx


This hypothetical illustration is based upon payout factor rates currently in effect. These are subject to change, and may be higher or lower when you annuitize your Contract.

This illustration is not intended to serve as a projection or prediction of future returns.





--------------------------------------------------------------------------------
Please see important disclosures on accompanying pages. This illustration is not valid without all pages.


                                   Page x of y

APPENDIX B - Condensed Financial Information
--------------------------------------------------------------------------------


The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges is reflected in the appendix to the prospectus. AUV information reflecting the additional combination of charges is listed below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.


                                         YEAR OR PERIOD ENDED
                                           DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                              ENHANCED GMDB
                                               AND NO GMIB
                                                   OR
                                            TRADITIONAL GMDB
(NUMBER OF UNITS IN THOUSANDS)              AND ENHANCED GMIB
INVESTMENT OPTIONS:                               1.95%
--------------------------------------------------------------------------------
USAZ AIM BASIC VALUE
Unit value at beginning of period                       NA
Unit value at end of period                         $7.537
Number of units outstanding at end of period            45
--------------------------------------------------------------------------------
USAZ AIM BLUE CHIP
Unit value at beginning of period                       NA
Unit value at end of period                         $7.987
Number of units outstanding at end of period            44
--------------------------------------------------------------------------------
USAZ AIM DENT DEMOGRAPHIC TRENDS
Unit value at beginning of period                       NA
Unit value at end of period                         $7.521
Number of units outstanding at end of period            11
--------------------------------------------------------------------------------
USAZ AIM INTERNATIONAL EQUITY
Unit value at beginning of period                       NA
Unit value at end of period                         $8.054
Number of units outstanding at end of period             8
--------------------------------------------------------------------------------
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME
Unit value at beginning of period                       NA
Unit value at end of period                         $7.758
Number of units outstanding at end of period            44
--------------------------------------------------------------------------------
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $7.147
Number of units outstanding at end of period           107
--------------------------------------------------------------------------------
USAZ ALLIANCEBERNSTEIN TECHNOLOGY
Unit value at beginning of period                       NA
Unit value at end of period                         $6.198
Number of units outstanding at end of period            32
--------------------------------------------------------------------------------
DAVIS VA FINANCIAL
Unit value at beginning of period                       NA
Unit value at end of period                         $9.499
Number of units outstanding at end of period            39
--------------------------------------------------------------------------------
DAVIS VA VALUE
Unit value at beginning of period                       NA
Unit value at end of period                         $7.840
Number of units outstanding at end of period            94
--------------------------------------------------------------------------------
DREYFUS IP SMALL CAP STOCK INDEX
Unit value at beginning of period                       NA
Unit value at end of period                         $7.575
Number of units outstanding at end of period            79
--------------------------------------------------------------------------------
DREYFUS STOCK INDEX
Unit value at beginning of period                       NA
Unit value at end of period                         $8.129
Number of units outstanding at end of period            65
--------------------------------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $10.850
Number of units outstanding at end of period             3
--------------------------------------------------------------------------------
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $22.491
Number of units outstanding at end of period            16
--------------------------------------------------------------------------------
FRANKLIN HIGH INCOME
Unit value at beginning of period                       NA
Unit value at end of period                        $15.090
Number of units outstanding at end of period            12
--------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $25.792
Number of units outstanding at end of period            23
--------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $13.364
Number of units outstanding at end of period            44
--------------------------------------------------------------------------------
FRANKLIN REAL ESTATE
Unit value at beginning of period                       NA
Unit value at end of period                        $27.482
Number of units outstanding at end of period            21
--------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $22.988
--------------------------------------------------------------------------------
Number of units outstanding at end of period            54
FRANKLIN SMALL CAP
Unit value at beginning of period                       NA
Unit value at end of period                        $13.471
Number of units outstanding at end of period            44
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                         $9.308
Number of units outstanding at end of period            21
--------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period                       NA
Unit value at end of period                        $21.640
Number of units outstanding at end of period           123
--------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period                       NA
Unit value at end of period                        $27.847
Number of units outstanding at end of period            29
--------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period                       NA
Unit value at end of period                        $32.346
Number of units outstanding at end of period            21
--------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $12.722
Number of units outstanding at end of period            42
--------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $13.128
Number of units outstanding at end of period            78
--------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                         $7.194
Number of units outstanding at end of period            11
--------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $13.435
Number of units outstanding at end of period            25
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                        $14.519
Number of units outstanding at end of period            31
--------------------------------------------------------------------------------
USAZ TEMPLETON DEVELOPED MARKETS FUND
Unit value at beginning of period                       NA
Unit value at end of period                         $8.628
Number of units outstanding at end of period             1
--------------------------------------------------------------------------------
JENNISON 20/20 FOCUS
Unit value at beginning of period                       NA
Unit value at end of period                         $8.164
Number of units outstanding at end of period            17
--------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $4.034
Number of units outstanding at end of period             4
--------------------------------------------------------------------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $4.797
Number of units outstanding at end of period            10
--------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period                       NA
Unit value at end of period                         $6.802
Number of units outstanding at end of period           184
--------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME
Unit value at beginning of period                       NA
Unit value at end of period                         $9.076
Number of units outstanding at end of period            33
--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
Unit value at beginning of period                       NA
Unit value at end of period                         $6.575
Number of units outstanding at end of period           117
--------------------------------------------------------------------------------
USAZ OPPENHEIMER EMERGING GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $7.985
Number of units outstanding at end of period            22
--------------------------------------------------------------------------------
PIMCO VIT HIGH YIELD
Unit value at beginning of period                       NA
Unit value at end of period                         $9.184
Number of units outstanding at end of period           100
--------------------------------------------------------------------------------
PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period                       NA
Unit value at end of period                         $6.400
Number of units outstanding at end of period            17
--------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN
Unit value at beginning of period                       NA
Unit value at end of period                        $12.079
Number of units outstanding at end of period           237
--------------------------------------------------------------------------------
USAZ PIMCO PEA GROWTH AND INCOME
Unit value at beginning of period                       NA
Unit value at end of period                         $8.060
Number of units outstanding at end of period            45
--------------------------------------------------------------------------------
USAZ PIMCO PEA RENAISSANCE
Unit value at beginning of period                       NA
Unit value at end of period                         $8.071
Number of units outstanding at end of period           111
--------------------------------------------------------------------------------
USAZ PIMCO PEA VALUE
Unit value at beginning of period                       NA
Unit value at end of period                         $8.048
Number of units outstanding at end of period            20
--------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period                       NA
Unit value at end of period                        $13.676
Number of units outstanding at end of period            65
--------------------------------------------------------------------------------
USAZ MONEY MARKET
Unit value at beginning of period                       NA
Unit value at end of period                        $10.353
Number of units outstanding at end of period           168
--------------------------------------------------------------------------------
USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $5.304
Number of units outstanding at end of period            21
--------------------------------------------------------------------------------
USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period                       NA
Unit value at end of period                         $7.319
Number of units outstanding at end of period            83
--------------------------------------------------------------------------------
USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $6.040
Number of units outstanding at end of period           131
--------------------------------------------------------------------------------
USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period                       NA
Unit value at end of period                         $8.056
Number of units outstanding at end of period           109
--------------------------------------------------------------------------------
USAZ VAN KAMPEN GROWTH
Unit value at beginning of period                       NA
Unit value at end of period                         $7.047
Number of units outstanding at end of period            24
--------------------------------------------------------------------------------

The PIMCO VIT Real Return,  USAZ PIMCO NFJ Small Cap Value,  Van Kampen  Capital
Preservation and the USAZ Van Kampen Global Franchise Investment Options commenced operations under this Contract as of May 1, 2003, therefore no Accumulation Units are shown for these Investment Options.